ALLIANCE MUNICIPAL INCOME FUND II

ANNUAL REPORT
SEPTEMBER 30, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                        ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

November 27, 1998

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund II's fiscal reporting period ended September 30, 1998.

ALLIANCE MUNICIPAL INCOME FUND II--CLASS A SHARES
Period Ended September 30, 1998

                       1 YEAR
                        FUND
                     PORTFOLIO    1 YEAR    3 YEAR    5 YEAR       3 YEAR
                        TOTAL     LIPPER    LIPPER    LIPPER      MORNINGSTAR
PORTFOLIO             RETURNS*  RANKINGS* *RANKINGS* *RANKINGS**   RATINGS***
-------------        ---------  --------- ---------- ----------- ------------
Arizona                 9.54%      1/39      2/33      1/22#        5 stars
Florida                 8.97%     11/62      4/57      3/27         5 stars
Massachusetts           9.18%      5/57      1/52      1/37#        5 stars
Michigan                9.08%      6/55      1/46      1/33#        4 stars
Minnesota               7.94%     20/47      1/45      7/25         4 stars
New Jersey              8.36%     23/58      2/47      1/26         4 stars
Ohio                    8.30%     16/52      1/48      3/33         5 stars
Pennsylvania            8.72%      9/63      1/59      1/40         5 stars
Virginia                9.65%      2/34      1/32      1/26#        5 stars
Number of Funds in Morningstar Municipal Bond Fund Category          1,581


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIOD SHOWN AND ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ADDITIONAL PERFORMANCE INFORMATION CAN BE FOUND ON PAGES 3 - 9.

**   FUNDS IN THE LIPPER AVERAGES GENERALLY HAVE SIMILAR INVESTMENT OBJECTIVES
TO THE FUND, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. FUND PORTFOLIO INCEPTION DATES ARE: ARIZONA (6/1/94); FLORIDA (6/25/93); MASSACHUSETTS (3/29/94); MICHIGAN (2/25/94); MINNESOTA (6/25/93); NEW JERSEY (6/25/93); OHIO (6/25/93); PENNSYLVANIA (6/25/93); AND VIRGINIA (4/29/94).
PORTFOLIOS THAT ARE NOT YET 5 YEARS OLD SHOW SINCE INCEPTION LIPPER RANKINGS (AS INDICATED WITH A #). SINCE INCEPTION LIPPER RANKINGS ARE BASED ON THE CLOSEST MONTH-END TO EACH PORTFOLIO'S INCEPTION DATE. AN INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.

*** MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF SEPTEMBER 30, 1998. EACH PORTFOLIO'S OVERALL AND 5-YEAR (WHERE APPLICABLE) MORNINGSTAR RETURNS WERE: ARIZONA 5 STARS; FLORIDA 4 STARS, 3 STARS; MASSACHUSETTS 5 STARS; MICHIGAN 4 STARS; MINNESOTA 3 STARS, 2 STARS; NEW JERSEY 3 STARS, 3 STARS; OHIO 4 STARS, 3 STARS; PENNSYLVANIA 4 STARS, 3 STARS; VIRGINIA 5 STARS AMONG 943 MUNICIPAL BOND FUNDS FOR THE 5-YEAR PERIOD AND 1,581 MUNICIPAL BOND FUNDS FOR THE OVERALL PERIOD. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM EACH PORTFOLIO'S 3-, 5-YEAR (WHERE APPLICABLE) AND OVERALL AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS PORTFOLIO PERFORMANCE BELOW 90-DAY TREASURY BILL RETURNS. IF THE PORTFOLIO SCORES IN THE TOP 10% OF ITS CLASS IT RECEIVES 5 STARS; IF IT FALLS IN THE NEXT 22.5% IT RECEIVES 4 STARS; A PLACE IN THE MIDDLE 35% EARNS IT 3 STARS; THOSE IN THE NEXT 22.5% RECEIVE 2 STARS; AND THE BOTTOM 10% GET 1 STAR. EACH PORTFOLIO'S SEC AVERAGE ANNUAL TOTAL RETURNS CAN BE FOUND ON PAGE 4.


MARKET OVERVIEW
The municipal bond market had an excellent year both on an absolute basis and relative to other sectors of the fixed income markets. The tax-exempt sector benefited from the same macroeconomic and market forces that drove the U.S. government bond market to levels not seen since the 1960s. Individual and institutional investors alike chose to invest in municipal bonds because of their sound credit quality, attractive taxable-equivalent yields, and an overall perception that municipals offer a "safe haven" in turbulent global markets. The absence of any significant tax reform legislation under consideration by the U.S. Congress has also helped market stability, unlike recent years when the Federal tax-exempt status of municipal bonds had been threatened.


1


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

Despite the strong performance of municipal bonds over the course of the past year, the yield ratio, or relationship of municipal bond yields to Treasury yields, has increased. Factors which have contributed to this relative underperformance versus Treasuries include the greater size, liquidity and overall attraction of U.S. government securities as a "safe haven" and continuing high levels of new issuance by states and municipalities. In fact, new supply for state and local debt issuance should reach record levels this year. Local governments are taking advantage of the opportunity to refinance older, higher coupon debt, as well as borrowing new money to fund infrastructure renovation and rebuilding projects.

INVESTMENT STRATEGY
Due to record low interest rates and narrow credit spreads between triple-A and triple-B rated debt, trading activity in the portfolios has been minimal. The performance continues to be very strong in all of the Fund's portfolios because, over the last several years, we have aggressively worked to lock in income and call protection. We have selectively added new non-rated positions to our single state portfolios, which offer substantial additional income for an acceptable incremental risk. For the most part, these investments are project-specific financings that we believe will benefit from future economic and demographic trends. An important part of the Fund's investment decision-making is the criteria that non-rated projects should have a high probability of receiving an investment-grade rating over time.

The credit fundamentals of state and local governments continue to improve. Through September, the strong domestic economy continued to benefit municipalities through better than projected sales tax and personal income tax collection, typically the largest single source of tax revenue. Empirical evidence of this continuing improvement in credit quality is that we are now in the twelfth consecutive quarter where municipal credit rating upgrades have exceeded downgrades, according to both Moody's and Standard & Poor's. In addition to the strong economy, rating agencies have recognized that many governmental entities now have financial forecasting and planning models which should help preserve strong credit quality through a recession, unlike the experience of the late 1980s.

MARKET OUTLOOK
We expect that between now and calendar year-end, market volatility will continue. New municipal debt issuance will most likely lead to downward pressure on municipal bond prices. This new municipal debt issuance was a result of dramatically lower interest rates, as well as less overall market liquidity due to recent losses experienced by financial institutions. At Alliance, we believe that any weakness caused by fundamental or technical changes in the market should provide an excellent buying opportunity. Looking ahead, we believe that inflation will not be a factor, municipal credit quality will continue to improve, and we will remain in a very positive environment for tax exempt market investors.

We appreciate your investment in Alliance Municipal Income Fund II and look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES             ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

The nine portfolios of Alliance Municipal Income Fund II, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher quality municipal obligations.

HOW YOUR PORTFOLIO PERFORMED OVER THE PAST TWELVE MONTHS
The Portfolios' Class A share total returns for the 12-month period ended September 30, 1998 are shown below. For comparison, we have also shown returns for the overall municipal bond market, represented by the unmanaged state specific Lipper Municipal Debt Funds Average, for the 12-month, 3-year and 5-year periods ended September 30, 1998. Current yields and returns for Class B and Class C shares are on the next two pages.

INVESTMENT RESULTS
MUNICIPAL INCOME FUND II--CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Period Ended September 30, 1998

                    FUND PORTFOLIO
                     TOTAL RETURNS      LIPPER       LIPPER       LIPPER
                       (AT NAV)        AVERAGE      AVERAGE      AVERAGE
PORTFOLIO              12 MONTHS      12 MONTHS     3 YEARS      5 YEARS
-------------       --------------    ---------     -------      -------
Arizona                   9.54%         7.86%        7.31%        7.71%#
Florida                   8.97%         8.26%        7.37%        5.47%
Massachusetts             9.18%         8.00%        7.33%        7.40%#
Michigan                  9.08%         8.10%        7.25%        6.17%#
Minnesota                 7.94%         7.74%        6.89%        5.38%
New Jersey                8.36%         8.09%        7.17%        5.39%
Ohio                      8.30%         7.93%        7.19%        5.55%
Pennsylvania              8.72%         7.80%        7.34%         .53%
Virginia                  9.65%         8.31%        7.51%        7.57%#


* Total returns for the Fund's portfolios are based on the net asset value of Class A shares as of September 30, 1998. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results. The state specific Lipper Municipal Debt Funds Averages have generally similar investment objectives to your Fund's portfolios, although some may have different investment policies.
*
#    PORTFOLIOS THAT ARE NOT YET 5 YEARS OLD SHOW SINCE INCEPTION LIPPER
RETURNS, RATHER THAN 5 YEAR RETURNS.


3


INVESTMENT RESULTS
AS OF SEPTEMBER 30, 1998                      ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                  NAV AND SEC TOTAL RETURNS
                --------------------------------------------------------------
                    WITHOUT SALES CHARGE              WITH SALES CHARGE
                -----------------------------    -----------------------------
                   1         5        SINCE         1        5         SINCE
                  YEAR      YEAR    INCEPTION      YEAR     YEAR     INCEPTION
                -------   -------   ---------    -------  -------    ---------
ARIZONA
Class A          9.54%      n/a        8.75%      4.87%      n/a        7.68%
Class B          8.84%      n/a        8.02%      5.84%      n/a        8.02%
Class C          8.83%      n/a        8.02%      7.83%      n/a        8.02%

FLORIDA
Class A          8.97%     6.30%       6.78%      4.34%     5.39%       5.91%
Class B          8.22%     5.52%       6.00%      5.22%     5.52%       6.00%
Class C          8.22%     5.52%       6.00%      7.22%     5.52%       6.00%

MASSACHUSETTS
Class A          9.18%      n/a        9.97%      4.52%      n/a        8.92%
Class B          8.40%      n/a        9.22%      5.40%      n/a        9.22%
Class C          8.40%      n/a        9.22%      7.40%      n/a        9.22%

MICHIGAN
Class A          9.08%      n/a        8.28%      4.41%      n/a        7.27%
Class B          8.26%      n/a        7.51%      5.26%      n/a        7.51%
Class C          8.26%      n/a        7.51%      7.26%      n/a        7.51%

MINNESOTA
Class A          7.94%     5.66%       6.21%      3.37%     4.74%       5.35%
Class B          7.17%     4.87%       5.43%      4.17%     4.87%       5.43%
Class C          7.18%     4.89%       5.43%      6.18%     4.89%       5.43%

NEW JERSEY
Class A          8.36%     6.01%       6.57%      3.76%     5.09%       5.70%
Class B          7.50%     5.24%       5.78%      4.50%     5.24%       5.78%
Class C          7.50%     5.24%       5.78%      6.50%     5.24%       5.78%

OHIO
Class A          8.30%     6.14%       6.64%      3.71%     5.21%       5.77%
Class B          7.56%     5.37%       5.86%      4.56%     5.37%       5.86%
Class C          7.56%     5.37%       5.86%      6.56%     5.37%       5.86%

PENNSYLVANIA
Class A          8.72%     6.67%       7.13%      4.08%     5.76%       6.26%
Class B          7.98%     5.89%       6.36%      4.98%     5.89%       6.36%
Class C          7.98%     5.91%       6.36%      6.98%     5.91%       6.36%

VIRGINIA
Class A          9.65%      n/a        9.45%      5.02%      n/a        8.39%
Class B          8.85%      n/a        8.71%      5.85%      n/a        8.71%
Class C          8.85%      n/a        8.71%      7.85%      n/a        8.71%


The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


n/a: not applicable.


4

INVESTMENT RESULTS
AS OF SEPTEMBER 30, 1998                      ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                            TAXABLE
                                           EQUIVALENT
                                            YIELD IN
                       30 DAY            36% TAX BRACKET
PORTFOLIO            SEC YIELD*             (AT NAV)
-------------        ----------         -----------------
ARIZONA
Class A                 4.25%                 8.14%
Class B                 3.74%                 7.10%
Class C                 3.74%                 7.10%

FLORIDA
Class A                 4.61%                 8.17%
Class B                 4.13%                 7.11%
Class C                 4.14%                 7.11%

MASSACHUSETTS
Class A                 4.21%                 9.09%
Class B                 3.70%                 7.99%
Class C                 3.70%                 7.99%

MICHIGAN
Class A                 3.94%                 7.67%
Class B                 3.42%                 6.59%
Class C                 3.42%                 6.59%

MINNESOTA
Class A                 4.29%                 8.49%
Class B                 3.77%                 7.29%
Class C                 3.78%                 7.29%

NEW JERSEY
Class A                 4.19%                 8.26%
Class B                 3.66%                 7.11%
Class C                 3.66%                 7.11%

OHIO
Class A                 4.12%                 8.62%
Class B                 3.59%                 7.46%
Class C                 3.60%                 7.46%

PENNSYLVANIA
Class A                 4.15%                 8.02%
Class B                 3.63%                 6.94%
Class C                 3.64%                 6.94%

VIRGINIA
Class A                 4.32%                 8.55%
Class B                 3.81%                 7.51%
Class C                 3.80%                 7.51%


* SEC yields are based on SEC guidelines and are calculated on 30 days ended September 30, 1998.


5


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT


ARIZONA PORTFOLIO
6/30/94 TO 9/30/98

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

ARIZONA PORTFOLIO CLASS A AT NAV: $14,462
ARIZONA PORTFOLIO CLASS A AT OFFERING: $13,846
LIPPER AZ MUNI FUNDS AVERAGE: $13,713

6/30/94    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98


FLORIDA PORTFOLIO
6/30/93 TO 9/30/98

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

FLORIDA PORTFOLIO CLASS A AT NAV: $14,129
FLORIDA PORTFOLIO CLASS A AT OFFERING: $13,533
LIPPER FL MUNI FUNDS AVERAGE:  $13,522

6/30/93    9/30/93    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98


MASSACHUSETTS PORTFOLIO
3/31/94 TO 9/30/98

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

MASSACHUSETTS PORTFOLIO CLASS A AT NAV: $15,351
MASSACHUSETTS PORTFOLIO CLASS A AT OFFERING: $14,704
LIPPER MA MUNI FUNDS AVERAGE: $13,755

3/31/94    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98


6


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT


MICHIGAN PORTFOLIO
2/28/94 TO 9/30/98

$14,000
$13,000
$12,000
$10,000
$9,000

MICHIGAN PORTFOLIO CLASS A AT NAV: $14,418
MICHIGAN PORTFOLIO CLASS A AT OFFERING: $13,810
LIPPER MI MUNI FUNDS AVERAGE: $13,144

2/28/94    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98


MINNESOTA  PORTFOLIO
6/30/93 TO 9/30/98

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

MINNESOTA PORTFOLIO CLASS A AT NAV: $13,739
LIPPER MN MUNI FUNDS AVERAGE:$13,448
MINNESOTA PORTFOLIO CLASS A AT OFFERING: $13,160

6/30/93    9/30/93    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98


NEW JERSEY PORTFOLIO
6/30/93 TO 9/30/98

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
NEW JERSEY PORTFOLIO CLASS A AT NAV: $13,981
LIPPER NJ MUNI FUNDS AVERAGE: $13,443
NEW JERSEY PORTFOLIO CLASS A AT OFFERING: $13,392

6/30/93    9/30/93    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98


7


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT


OHIO PORTFOLIO
6/30/93 TO 9/30/98

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

OHIO PORTFOLIO CLASS A AT NAV: $14,031
LIPPER OH MUNI FUNDS AVERAGE:$13,561
OHIO PORTFOLIO CLASS A AT OFFERING: $13,440

6/30/93    9/30/93    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98


PENNSYLVANIA PORTFOLIO
6/30/93 TO 9/30/98

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

PENNSYLVANIA PORTFOLIO CLASS A AT NAV: $14,378
PENNSYLVANIA PORTFOLIO CLASS A AT OFFERING: $13,772
LIPPER PA MUNI FUNDS AVERAGE:  $13,554

6/30/93    9/30/93    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98


8


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT


VIRGINIA PORTFOLIO
4/30/94 TO 9/30/98

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

VIRGINIA PORTFOLIO CLASS A AT NAV: $14,908
VIRGINIA PORTFOLIO CLASS A AT OFFERING: $14,280
LIPPER VA MUNI FUNDS AVERAGE: $13,812

4/30/94    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98


Each chart illustrates the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund II's Class A shares (since the month end closest to each portfolio's inception). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments and assume the reinvestment of dividends and capital gains. Performance at NAV(net asset value) does not reflect sales charges which reduce total return figures. Performance for Class B and C shares will vary from the results shown in these illustrations due to differences in expenses charged to those classes. Results should not be considered representative of future gains or losses in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 22 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 25 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 37 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 33 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 22 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 26 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 29 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 35 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 26 funds. The funds tracked by Lipper Analytical Services have generally similar investment objectives to the applicable Alliance Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund II.

When comparing an Alliance Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that the Portfolio's performance reflects the maximum sales charge of 4.25%, while no such sales charges are reflected in the performance of the Lipper Averages.


Alliance Portfolio
Lipper Average


9


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
      MUNICIPAL BONDS-109.9%
      ARIZONA LONG TERM
      MUNICIPAL BONDS-93.9%
AAA   Glendale Connie Lee
      (Midwestern Univ) Ser 96A
      6.00%, 5/15/26                              $1,500       $1,642,515
NR    Goodyear Assessment District No. 1
      Ser 96C
      7.25%, 7/01/16                               1,569        1,734,388
NR    Hassayampa Cmnty Fac
      Dist Spec Assessment Lien
      Ser 96
      7.75%, 7/01/21                               6,910        7,856,394
AAA   Maricopa Cnty GO
      School Dist No. 28
      (Kyrene Elem) FGIC
      Ser 95B
      6.00%, 7/01/14                               1,795        1,948,598
AAA   Maricopa Cnty Hlth Fac Rev
      (Catholic Healthcare West)
      MBIA Ser 93
      7.402%, 7/01/13 (b)                          1,750        1,969,030
AA-   Maricopa Cnty IDR
      (Citizens Utilities)
      Ser 95 AMT
      6.20%, 5/01/30                               1,770        1,925,017
AA-   Mohave Cnty IDR
      (Cargill /North Star Steel)
      Ser 95A AMT
      6.70%, 3/01/20                               6,745        7,637,296
AAA   Mohave Cnty IDR
      Hlth Care Rev
      (Chris Ridge & Silver)
      GNMA Ser 96
      6.375%, 11/01/31                             1,000        1,109,760
AAA   Phoenix Arpt Rev
      (Sky Harbor/Goodyear/
      Deer Valley) MBIA
      Ser 94D AMT
      6.30%, 7/01/10                               1,795        2,005,787
AA+   Phoenix Excise Tax Rev
      (Civic Plaza Bldg Corp)
      Sr Lien Ser 94
      6.00%, 7/01/12                               1,015        1,116,936
AA    Phoenix MFHR
      (Woodstone & Silver Springs)
      Asset Gty Ser 93
      6.25%, 4/01/23                               1,820        1,939,610
AAA   Pima Cnty
      SFMR GNMA/FNMA/FHLMC
      Ser 97A AMT
      6.25%, 11/01/30                              2,195        2,360,174
AAA   Tempe MFHR
      (Quadrangles) FHA Ser 93
      6.25%, 6/01/26                               1,820        1,942,231
AAA   Yuma MFHR
      (Alexandrite Sands Apt)
      FHA Ser 90 AMT
      7.70%, 12/01/29                              1,890        1,976,184
      TOTAL ARIZONA
      LONG TERM MUNICIPAL BONDS
      (cost $35,529,669)                                       37,163,920
      SHORT TERM MUNICIPAL NOTES-16.0%
A-1+  Apache Cnty PCR
      (Tucson Elec Pwr) Ser 85A
      VRDN
      3.55%, 12/01/20 (c)                          1,400        1,400,000
A-1+  Navajo Cnty IDR
      (Citizens Util)
      Ser 97B AMT VRDN
      3.60%, 9/01/32 (c)                           1,700        1,700,000
P-1   Tempe IDR
      (Schreiber Food Inc)
      Ser 90 AMT VRDN
      3.80%, 10/01/00 (c) (d)                      1,350        1,350,000


10



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
---------------------------------------------------------------------------
A-2   Tucson IDR MFHR
      (Lincoln Garden Apts)
      Ser 89 VRDN
      4.75%, 2/01/06 (c)                          $1,900       $1,900,000

      TOTAL SHORT TERM MUNICIPAL NOTES
      (cost $6,350,000)                                         6,350,000

      TOTAL INVESTMENTS-109.9%
      (cost $41,879,669)                                       43,513,920
      Other assets less liabilities-(9.9%)                     (3,923,289)

      NET ASSETS-100%                                         $39,590,631


(a)  Unaudited.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)  Moody's Rating.

     See Glossary of Terms on page 25.

     See notes to financial statements.


11


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
      MUNICIPAL BONDS-91.9%
      LONG TERM MUNICIPAL BONDS-84.1%
      FLORIDA-73.0%
Aaa   Brevard Cnty Hsg Fin Auth
      SFMR GNMA
      Ser 94 AMT
      6.70%, 9/01/27 (b)                          $1,080       $1,163,614
NR    Collier Cnty Cmnty Dev Dist
      (Fiddlers Creek) Ser 96
      7.50%, 5/01/18                               4,600        5,084,610
BBB+  Collier Cnty Hlth Fac
      (The Moorings) Ser 94
      7.00%, 12/01/19                              2,000        2,267,540
AAA   Dade Cnty Arpt Rev
      (Miami Int'l) MBIA
      Ser 95B AMT
      6.00%, 10/01/24                              4,750        5,185,860
A3    Dade Cnty Spec Oblig
      (Courthouse Ctr) Ser 95
      6.10%, 4/01/20 (b)                           3,000        3,287,550
AAA   Escambia Cnty Hsg Fin Auth
      SFMR FNMA/GNMA
      Ser 96B AMT
      6.25%, 4/01/28                               8,890        9,498,876
Baa1  Escambia Cnty PCR
      (Champion Int'l Corp)
      Ser 96 AMT
      6.40%, 9/01/30 (b)                           5,000        5,482,000
AAA   Florida Hsg Fin Agy MFHR
      (Brittany of Rosemont)
      AMBAC Ser 95G AMT
      6.25%, 7/01/35                               1,350        1,461,618
AAA   Florida Hsg Fin Agy MFHR
      (Landings at Boot Ranch)
      AMBAC Ser 95K AMT
      6.10%, 11/01/35                              2,050        2,200,429
AAA   Florida Hsg Fin Agy MFHR
      (Turtle Creek Apts)
      AMBAC Ser 96C AMT
      6.20%, 5/01/36                               3,245        3,506,807
AAA   Florida Hsg Fin Agy
      SFMR GNMA/FNMA
      Ser 94B AMT
      6.65%, 7/01/26                               2,875        3,068,832
AAA   Florida Hsg Fin Agy
      SFMR GNMA/FNMA
      Ser 95A AMT
      6.65%, 1/01/24                               6,710        7,237,406
AAA   Hillsborough Cnty
      Aviation Auth
      (Tampa Int'l Arpt)
      FGIC Ser 96A AMT
      6.00%, 10/01/23                              1,500        1,659,930
Aa3   North Miami Hlth Fac Auth
      (Catholic Hlth Svcs
      Oblig Grp) Ser 96
      6.00%, 8/15/24 (b)                           1,200        1,294,380
NR    Northern Palm Beach Cnty
      (Abacoa)
      Series 9A-A
      7.30%, 8/01/27                               9,470       10,504,787
AA-   Orlando Util Cmnty
      Wtr & Elec Rev
      Ser 93B
      7.205%, 10/06/17 (c)                         4,550        5,035,439
A+    Palm Beach Cnty IDR
      (Lourdes McKeen Residence)
      Ser 96
      6.625%, 12/01/26                             4,000        4,344,960
Aaa   Pinellas Cnty Hsg Fin Auth
      SFMR GNMA/FNMA
      Ser 94A AMT
      6.55%, 8/01/27 (b)                           4,090        4,381,903
Baa2  Volusia Cnty Ed Fac Auth
      (Embry-Riddle Aero Univ)
      Ser 96A
      6.125%, 10/15/26 (b)                         4,785        5,208,329
AA    Volusia Cnty Hlth Fac Auth
      (John Knox Village)
      Asset Gty Ser 96A
      6.00%, 6/01/17                               3,000        3,320,850
                                                              ------------
                                                               85,195,720

      CALIFORNIA-7.1%
A+    California GO
      Ser 95 AMT
      6.40%, 2/01/20                               8,130        8,277,560

      WASHINGTON-4.0%
A-    Pilchuck Dev Pub Corp
      (BF Goodrich)
      Ser 93 AMT
      6.00%, 8/01/23                               4,500        4,722,570

      TOTAL LONG TERM MUNICIPAL BONDS
      (cost $93,946,152)                                       98,195,850


12


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
      SHORT TERM MUNICIPAL NOTES-7.8%
VMIG1 Jacksonville Hosp Rev
      (University Med Ctr Inc)
      Ser 88 VRDN
      5.00%, 2/01/18 (b) (d)                      $7,600       $7,600,000
VMIG1 Jacksonville Hosp Rev
      (University Med Ctr Inc)
      Ser 89 VRDN
      5.00%, 2/01/19 (b) (d)                       1,500        1,500,000

      TOTAL SHORT TERM MUNICIPAL NOTES
        (cost $9,100,000)                                       9,100,000

      TOTAL INVESTMENTS-91.9%
        (cost $103,046,152)                                  $107,295,850
      Other assets less liabilities-8.1%                        9,407,210

      NET ASSETS-100%                                        $116,703,060


(a)  Unaudited.

(b)  Moody's Rating.

(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 25.

     See notes to financial statements.


13


MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
      MUNICIPAL BONDS-97.1%
      LONG TERM MUNICIPAL BONDS-93.4%
      MASSACHUSETTS-89.7%
AAA   Chelsea GO
      AMBAC Ser 94
      6.00%, 6/15/14                             $1,965       $2,210,684
AAA   Holyoke GO
      FSA Ser 93B
      6.125%, 8/01/13                             1,435        1,579,835
AAA   Massachusetts Ed Fin Auth
      (Educational Loan)
      AMBAC Ser 94E AMT
      6.00%, 1/01/12                              2,525        2,670,238
AAA   Massachusetts Hlth & Ed Fac Auth
      (Beth Israel)
      AMBAC Ser G-4
      8.522%, 7/01/25 (b)                         2,000        2,301,580
AAA   Massachusetts Hlth & Ed Fac Auth
      (New England Med Ctr) MBIA
      6.68%, 7/01/18 (b)                          2,765        2,972,098
AAA   Massachusetts Hsg Fin Agy
      AMBAC Ser 93A
      6.15%, 10/01/15                             3,500        3,705,940
AAA   Massachusetts Hsg Fin Agy
      MFHR AMBAC
      Ser 95E AMT
      6.00%, 7/01/37                              2,680        2,817,404
AAA   Massachusetts Hsg Fin Agy
      MFHR FNMA Ser 92A
      6.90%, 11/15/24                             2,500        2,746,500
AAA   Massachusetts Hsg Fin Agy
      MFHR (Harbor Point)
      AMBAC Ser 96A AMT
      6.40%, 12/01/15                             2,500        2,735,975
A+    Massachusetts Hsg Fin Agy
      Mortgage Rev SFMR
      Ser 40 AMT
      6.65%, 12/01/27                             4,980        5,416,945
A3    Massachusetts Ind Fin Agy
      (Brooks School) Ser 93
      5.95%, 7/01/23 (c)                          2,250        2,366,865
AAA   Massachusetts Ind Fin Agy
      (Heights Crossing)
      FHA Ser 95 AMT
      6.15%, 2/01/35                              7,000        7,480,410
AAA   Massachusetts Muni
      Wholesale Elec Pwr Supply Sys
      MBIA Ser 92A
      6.00%, 7/01/18                              2,725        2,897,738
AAA   Massachusetts Port Auth Spec Fac
      (Bosfuel Corp) MBIA
      Ser 97 AMT
      6.00%, 7/01/36                              2,735        2,976,254
AAA   Massachusetts Port Auth Spec Fac
      (US Air) MBIA
      Ser 96A AMT
      5.875%, 9/01/23                             2,825        3,052,780
AA+    Massachusetts Wtr Pollution Abatement
      (So Essex Prog) Ser 94A
      6.375%, 2/01/15                             2,605        2,880,036
A1    New England Ed Loan Mktg
      Ser 93H AMT
      6.90%, 11/01/09 (c)                         3,805        4,323,507
                                                             ------------
                                                              55,134,789

      PUERTO RICO-3.7%
BBB-  Puerto Rico Port Auth
      (American Airlines)
      Ser 96A AMT
      6.25%, 6/01/26                              2,035        2,240,677

      TOTAL LONG TERM MUNICIPAL BONDS
      (cost $55,519,016)                                      57,375,466


14


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
      SHORT TERM
      MUNICIPAL NOTES-3.7%
VMIG1 Massachusetts Hlth & Ed Fac Auth
      (Brigham & Women's)
      Ser 85A VRDN
      3.40%, 7/01/17 (c) (d)                     $1,800       $1,800,000
A-1   Massachusetts Hlth & Ed Fac Auth
      (Capital Asset Prog)
      Ser 85B VRDN
      3.70%, 7/01/05 (d)                            300          300,000
A-1+  Massachusetts GO
      Ser 97B VRDN
      3.85%, 8/01/15 (d)                            200          200,000

      TOTAL SHORT TERM MUNICIPAL NOTES
      (cost $2,300,000)                                        2,300,000

      TOTAL INVESTMENTS-97.1%
      (cost $57,819,016)                                      59,675,466
      Other assets less liabilities-2.9%                       1,800,775

      NET ASSETS-100%                                        $61,476,241


(a)  Unaudited.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite of short-term interest rates.

(c)  Moody's Rating.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 25.

     See notes to financial statements.


15


MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)          VALUE
-------------------------------------------------------------------------
      MUNICIPAL BONDS-99.1%
      MICHIGAN LONG TERM
      MUNICIPAL BONDS-89.8%
AAA   Detroit GO FGIC Ser 93
      6.35%, 4/01/14                             $1,200       $1,327,068
AAA   Detroit Sew Disp Rev
      FGIC Ser 93A
      7.618%, 7/01/23 (b)                         1,190        1,344,510
AAA   Grand Rapids Swr Sys
      MBIA Ser 92
      6.00%, 1/01/22                              1,240        1,346,256
Aa2   Independence MFHR
      (Greenery Health)
      FHA Ser 97A
      6.15%, 8/01/17 (c)                          1,850        2,048,523
AAA   Kent Cnty Arpt Fac
      (Kent Cnty Int'l)
      Ser 95 AMT
      6.10%, 1/01/25                              1,255        1,348,635
AAA   Michigan Hosp Fin Auth
      Hosp Rev (St Johns)
      AMBAC Ser 92A
      6.00%, 5/15/13                              1,000        1,082,860
AAA   Michigan Hsg Dev Auth
      (Rental Housing) AMBAC
      Ser 97A AMT
      6.10%, 10/01/33                               400          428,152
AA+    Michigan Hsg Dev Auth
      SFMR Mortgage Rev FHA
      Ser 96B AMT
      6.20%, 6/01/27                              5,805        6,208,971
AAA   Michigan Strategic Fund
      PCR (Detroit Edison)
      MBIA Ser 95AA
      6.40%, 9/01/25                              1,150        1,290,932
A     Michigan Strategic Fund
      PCR (General Motors)
      Ser 95
      6.20%, 9/01/20                              1,225        1,344,670
NR    Michigan Strategic Fund
      PCR (Holland Home)
      5.75%, 11/15/28                             2,200        2,181,168
BBB+  Romulus Tax Increment
      Fin Auth Ser 94
      6.75%, 11/01/19                             1,585        1,774,011
AAA   Three Rivers Cmnty Schl Dist GO
      MBIA Ser 96
      6.00%, 5/01/23                              1,125        1,279,046
AA    Troy Downtown Dev Auth
      Asset Gty Ser 95A
      6.375%, 11/01/18                            1,155        1,284,626
      TOTAL MICHIGAN LONG TERM
      MUNICIPAL BONDS
        (cost $23,191,590)                                    24,289,428

      SHORT TERM MUNICIPAL NOTES-9.3%
VMIG1 Michigan Job Dev Auth PCR
      (Mazda Mtr Mfg) VRDN
      4.90%, 10/01/08 (c) (d)                     1,100        1,100,000
NR    Michigan Strategic Fund
      (Production Engineering)
      AMT VRDN
      4.15%, 6/01/13 (d)                          1,100        1,100,000
Aa2   Michigan Strategic Fund
      (B&G Realty) VRDN
      4.15%, 10/01/01 (c) (d)                       300          300,000

      TOTAL SHORT TERM MUNICIPAL NOTES
        (cost $2,500,000)                                      2,500,000

      TOTAL INVESTMENTS-99.1%
        (cost $25,691,590)                                    26,789,428
      Other assets less liabilities-0.9%                         244,840

      NET ASSETS-100%                                        $27,034,268


(a)  Unaudited

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite of short-term interest rates.

(c)  Moody's Ratings

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 25.

     See notes to financial statements.


16


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)          VALUE
-------------------------------------------------------------------------
      MUNICIPAL BONDS-98.9%
      MINNESOTA LONG TERM
      MUNICIPAL BONDS-90.5%
A     Bass Brook PCR
      (Minn Power & Light)
      Ser 92
      6.00%, 7/01/22                             $1,295       $1,372,389
AAA   Duluth Arpt Lease St
      Secured GO
      Ser 95C AMT
      6.25%, 8/01/14                              1,265        1,378,205
Aaa   Eagan MFHR
      (Woodridge Apts) GNMA
      Ser 97A
      5.95%, 2/01/32 (b)                          1,285        1,383,470
Aaa   Little Canada MFHR
      (Cedars Lakeside) GNMA
      Ser 97A
      5.95%, 2/01/32 (b)                          1,285        1,383,469
Aaa   Minneapolis & St Paul
      Hsg & Redev Auth
      SFMR GNMA/FNMA
      Ser 96B
      5.125%, 6/01/32 (b)                         1,300        1,300,000
A-    Minneapolis Common Bond
      Fund Cmnty Dev Agy
      Ser 95-2 AMT
      6.625%, 12/01/15                            1,245        1,367,857
A-    Minneapolis Common Bond
      Fund Cmnty Dev Agy
      Ser 97-2 AMT
      6.20%, 6/01/17                              1,795        1,951,398
AAA   Minneapolis COP Spec
      School Dist No. 1
      MBIA Ser 96A
      5.90%, 2/01/17                              1,270        1,385,570
NR    Minnesota Agric & Econ Dev Brd
      (Small Business Loan Prog)
      Ser 96A AMT
      6.75%, 8/01/16                              1,450        1,618,171
NR    Minnesota Agric & Econ Dev Brd
      (Small Business Loan Prog)
      Ser 96B AMT
      7.00%, 8/01/16                                750          800,160
Baa1  Minnesota Higher Ed Fac
      Auth (Hamline Univ)
      Ser 4-I
      6.00%, 10/01/16 (b)                           790          842,574
AA+    Minnesota Hsg Fin Agy SFMR
      Ser 96G AMT
      6.25%, 7/01/26                              1,800        1,924,830
AA+    Minnesota Hsg Fin Agy SFMR FHA
      Ser 89A AMT
      7.90%, 7/01/19                              2,605        2,668,875
AA+    Rochester Hlth Care Fac
      (Mayo Med Ctr) Ser 92H
      8.118%, 11/15/15 (c)                        1,160        1,370,958
BBB   South St. Paul Hosp Rev
      (Health East) Ser 94
      6.75%, 11/01/09                             3,000        3,311,370
AAA   St. Francis GO Ind
      Sch Dist No. 15
      CGIC Ser 95A
      6.375%, 2/01/16                             1,000        1,129,760

      TOTAL MINNESOTA LONG TERM
        MUNICIPAL BONDS
        (cost $23,856,576 )                                   25,189,056

      SHORT TERM MUNICIPAL NOTES-8.4%
A-1+  Duluth Eco Dev Hlth Care
      Fac Rev (Miller-Dwan Med Ctr) VRDN
      4.10%, 6/01/19 (d)                            150          150,000
A-1   Golden Valley IDR
      (Unicare Homes)
      Ser 84 VRDN
      3.625%, 9/01/14 (d)                         1,200        1,200,000
VMIG1 St. Louis Park Tax
      Increment VRDN
      4.35%, 2/01/06 (b)(d)                         995          995,000


17


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                                 VALUE
-------------------------------------------------------------------------
      TOTAL SHORT TERM MUNICIPAL NOTES
        (cost $2,345,000)                                    $ 2,345,000

      TOTAL INVESTMENTS-98.9%
        (cost $26,201,576)                                   $27,534,056
      Other assets less liabilities-1.1%                         309,803

      NET ASSETS-100%                                        $27,843,859


(a)  Unaudited.

(b)  Moody's Rating.

(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 25.

     See notes to financial statements.


18


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
      MUNICIPAL BONDS-97.0%
      NEW JERSEY LONG TERM
      MUNICIPAL BONDS-94.6%
AAA   Essex Cnty Imp Auth Util
      Rev (Orange Twp)
      MBIA Ser 93
      6.00%, 12/01/17                            $2,510       $2,768,329
BBB-  New Jersey Eco Dev
      (American Airlines) AMT
      7.10%, 11/01/31                             4,500        4,915,935
A+    New Jersey Eco Dev
      (Anheuser-Busch)
      Ser 95 AMT
      5.85%, 12/01/30                             4,310        4,653,335
AAA   New Jersey Eco Dev
      (Hackensack Wtr Co)
      MBIA Ser 94B AMT
      5.90%, 3/01/24                              4,000        4,253,360
NR    New Jersey Eco Dev
      (Kapkowski Rd/MetroMall)
      Ser 98B AMT
      6.50%, 4/01/31                             18,985       18,999,998
AAA   New Jersey Eco Dev
      (NJ American Wtr Co)
      FGIC AMT
      6.875%, 11/01/34                            4,050        4,636,399
AAA   New Jersey Eco Dev
      (Pub Ser Elec & Gas)
      MBIA Ser 94A AMT
      6.40%, 5/01/32                              4,155        4,611,468
BBB   New Jersey Hlth Care Fac
      (Englewood Hosp) Ser 94
      6.75%, 7/01/24                              4,230        4,714,843
BBB   New Jersey Hlth Care Fac
      (Franciscan Sisters,
      St. Mary's Hosp) Ser 93
      5.875%, 7/01/12                             2,755        2,875,228
AAA   New Jersey Hlth Care Fac
      (Monmouth Med Ctr)
      CGIC Ser C
      6.25%, 7/01/24                              2,750        3,020,188
AAA   New Jersey Hsg & Mtg
      MFHR AMBAC
      Ser 96A AMT
      6.25%, 5/01/28                              3,960        4,284,007
AAA   New Jersey Hsg & Mtg
      SFMR MBIA Ser 95O AMT
      6.35%, 10/01/27                             5,000        5,382,650
AA-   New Jersey Hwy Auth
      Garden State Pkwy Rev
      6.25%, 1/01/14                              1,250        1,340,313
AAA   Passaic Valley Sewer
      AMBAC Ser 92D
      5.75%, 12/01/15                             3,400        3,629,126
AAA   Port Auth of NY & NJ
      (JFK Int'l Airport)
      MBIA Ser 6 AMT
      5.75%, 12/01/22                             7,590        8,234,011
AA-   Port Auth of NY & NJ
      95th Ser AMT
      6.125%, 7/15/29                             4,155        4,489,519
AA-   Salem Cnty NJ Waste
      Disposal Auth (E.I. Dupont)
      Ser 92A AMT
      6.125%, 7/15/22                             3,500        3,732,995
BBB   South Jersey Transportation
      Auth NJ Lease Rev
      (Raytheon Aircraft Service)
      Ser 97A AMT
      6.15%, 1/01/22                                500          547,545
AAA   Vineland NJ Sewer Auth
      (Landis) FGIC Ser 93C
      7.27%, 9/19/19 (b)                          3,250        4,088,695

      TOTAL NEW JERSEY LONG TERM
        MUNICIPAL BONDS
      (cost $85,001,691)                                      91,177,944


19


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
---------------------------------------------------------------------------
      SHORT TERM MUNICIPAL NOTE- 2.4%
A-2   New Jersey Eco Dev
      (Epitaxx Inc)
      AMT VRDN Ser 91
      4.625%, 8/01/16
      (cost $2,300,000) (c)                      $2,300      $ 2,300,000

      TOTAL INVESTMENTS-97.0%
        (cost $87,301,691)                                    93,477,944
      Other assets less liabilities-3.0%                       2,900,073

      NET ASSETS-100%                                        $96,378,017


(a)  Unaudited

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 25.

     See notes to financial statements.


20


OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
-------------------------------------------------------------------------
      MUNICIPAL BONDS-97.1%
      OHIO-93.7%
BBB   Akron (Akron Municipal
      Baseball Stad) Ser 96
      Zero Coupon, 12/01/16                      $5,000       $4,670,200
BBB-  Butler Cnty Hosp Rev
      (Fort Hamilton Hughes)
      7.50%, 1/01/10                              1,400        1,528,926
AAA   Cleveland Arpt Sys
      FGIC Ser 94A AMT
      6.25%, 1/01/20                              3,010        3,283,127
AAA   Cuyahoga Cnty Hosp Rev
      (Meridia Health Sys)
      Ser 95
      6.25%, 8/15/24                              2,320        2,680,899
AAA   Cuyahoga Cnty MFHR
      (Nat'l Terminal Apts)
      FNMA Ser 96 AMT
      6.40%, 7/01/16                              5,180        5,679,300
BBB   Dayton Spec Fac Rev
      (Emery Air Freight)
      Ser 96D AMT
      6.20%, 10/01/09                             3,010        3,277,950
BBB   Hamilton Cnty Hlth Sys
      (Franciscan Sisters/
      Providence Hosp) Ser 92
      6.875%, 7/01/15                             2,000        2,178,120
Aaa   Kent Ohio MFHR
      (Silver Meadows Apt)
      GNMA Ser 95 AMT
      7.15%, 12/20/26 (b)                         2,800        3,169,348
NR    Mahoning Valley Sanitary
      Dist Ser 94
      7.75%, 5/15/14                              1,500        1,689,255
Baa1  Ohio Air Quality Dev Auth
      (Columbus Southern Pwr)
      Ser 85B
      6.25%, 12/01/20 (b)                         2,470        2,652,731
AAA   Ohio Air Quality Dev Auth
      (JMG Funding/Ohio Pwr)
      AMBAC Ser 94B AMT
      6.375%, 4/01/29                             3,000        3,298,440
BB+   Ohio Air Quality Dev Auth
      (Toledo Edison Co)
      Ser 97A AMT
      6.10%, 8/01/27                              5,000        5,208,650
AAA   Ohio Capital Corp MFHR
      (Sect 8) FHA MBIA Ser 95E
      6.35%, 1/01/22                              1,495        1,617,186
Aa2   Ohio Hsg Fin Agy MFHR
      (Insured Bridgeview Villa II)
      FHA AMT
      6.45%, 12/01/33 (b)                         1,965        2,091,114
AAA   Ohio Hsg Fin Agy
      SFMR GNMA Ser 94 B2 AMT
      6.70%, 3/01/25                              5,710        6,158,064
AAA   Ohio Hsg Fin Agy
      SFMR GNMA Ser 97 A1 AMT
      6.15%, 3/01/29                              8,760        9,355,242
BB+   Ohio St Wtr Dev Auth
      (Cleveland Electric)
      Ser 97A AMT
      6.10%, 8/01/20                              2,000        2,083,460
A     Ohio St Wtr Dev Auth
      (North Star/BHP) AMT
      6.45%, 9/01/20                              2,980        3,288,490
                                                             ------------
                                                              63,910,502

      PUERTO RICO-3.4%
BBB-  Puerto Rico Port Auth
      (American Airlines)
      Ser 96A AMT
      6.25%, 6/01/26                              2,075        2,284,720

      TOTAL INVESTMENTS-97.1%
        (cost $62,184,170)                                    66,195,222
      Other assets less liabilities-2.9%                       1,999,275

      NET ASSETS-100%                                        $68,194,497


(a)  Unaudited.

(b)  Moody's Rating.

     See Glossary of Terms on page 25.

     See notes to financial statements.


21


PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
      MUNICIPAL BONDS-91.3%
      LONG TERM MUNICIPAL BONDS-82.6%
      PENNSYLVANIA-81.0 %
AAA   Allegheny Cnty Arpt Rev
      (Pittsburgh Int'l) FSA
      Ser 92B AMT
      6.625%,1/01/22                             $3,315       $3,616,930
BBB-  Allegheny Cnty
      IDR (USX) Ser 96
      6.10%, 1/15/18                              4,000        4,329,840
BBB+   Bradford Cnty IDR
      Solid Waste Disp Rev
      (Int'l Paper)
      Ser 95A AMT
      6.60%, 3/01/19                              2,500        2,814,900
BBB+   Cumberland Cnty
      Municipal Auth Rev
      (Presbyterian Homes Inc)
      Ser 96
      6.00%, 12/01/26                             3,000        3,119,220
A-    New Morgan IDR
      Solid Waste Disp Rev
      (Browning-Ferris)
      Ser 94 AMT
      6.50%, 4/01/19                              4,000        4,382,280
AAA   Pennsylvania Conv Ctr Auth
      MBIA Ser 94A
      6.75%, 9/01/19                              2,500        2,866,525
BBB   Pennsylvania Econ Dev
      (Sun Co Inc)
      Ser 94A AMT
      7.60%, 12/01/24                             5,000        5,877,250
AAA   Pennsylvania Higher Ed
      Student Loan AMBAC
      Ser 88D AMT
      6.05%, 1/01/19                              4,755        4,984,620
AA+    Pennsylvania Hsg Fin Agy
      SFMR Ser 92 35D AMT
      8.293%, 4/01/25(b)                          9,500       10,430,620
AA+    Pennsylvania Hsg Fin Agy
      SFMR Ser 94 41B AMT
      6.65%, 4/01/25                              2,000        2,157,140
AA+    Pennsylvania Hsg Fin Agy
      SFMR Ser 96 48 AMT
      5.375%, 10/01/16                            4,560        4,726,258
AAA   Pennsylvania Turnpike
      AMBAC Ser 94A
      6.00%, 12/01/19                             3,000        3,388,950
AAA   Philadelphia Arpt Rev
      AMBAC
      Ser 95A AMT
      6.10%, 6/15/25                             10,000       10,887,600
A-    Philadelphia Hosp Rev
      (Temple Univ) Ser 93A
      6.625%, 11/15/23                            3,250        3,529,760
AAA   Pittsburgh Urban Redev
      SFMR FHA/GNMA/FNMA
      Ser 97A AMT
      6.25%, 10/01/28                             1,200        1,288,824
AAA   Pittsburgh Urban Redev SFMR
      Ser 95A AMT
      7.15%, 10/01/27                               520          569,717
AA     Potter Cnty Hosp Auth
      (Charles Cole Memorial)
      Asset Gty Ser 96
      6.05%, 8/01/24                              3,340        3,618,923
BBB   Warren Cnty Hosp Auth
      (Warren General Hosp)
      Ser 94A
      7.00%, 4/01/19                              2,200        2,454,848
                                                             ------------
                                                              75,044,205

      PUERTO RICO-1.6%
BBB-  Puerto Rico Port Auth
      (American Airlines)
      Ser 96A AMT
      6.25%, 6/01/26                              1,365        1,502,960

      TOTAL LONG TERM
      MUNICIPAL BONDS
        (cost $71,474,237)                                    76,547,165


22


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
      SHORT TERM
      MUNICIPAL NOTES-8.7%
VMIG1 Allegheny Cnty Hosp
      Dev Auth
      (Presbyterian Univ Hosp)
      Ser 88B-2 VRDN
      4.05%, 3/01/18 (c)(d)                      $1,500       $1,500,000
A-1+  Geisinger Auth
      Hlth Sys Rev
      Ser 92B VRDN
      4.15%, 7/01/22 (d)                          2,000        2,000,000
A-1+  Indiana Cnty PCR
      (Conemaugh)
      Ser 97A AMT VRDN
      3.65%, 6/01/27 (d)                          4,500        4,500,000

      TOTAL SHORT TERM MUNICIPAL NOTES
        (cost $8,000,000)                                      8,000,000

      TOTAL INVESTMENTS-91.3%
        (cost $79,474,237)                                    84,547,165
      Other assets less liabilities-8.7%                       8,081,513

      NET ASSETS-100%                                        $92,628,678


(a)  Unaudited.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c)  Moody's Rating.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate.) This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 25.

     See notes to financial statements.


23


VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS(A)                                        (000)           VALUE
--------------------------------------------------------------------------
      VIRGINIA MUNICIPAL BONDS-96.1%
A     Alexandria MFHR
      (Buckingham Village Apts)
      Ser 96A AMT
      6.15%, 1/01/29                             $4,000       $4,227,480
A+    Giles Cnty IDR
      (Hoechst Celanese Corp)
      Ser 96 AMT
      6.45%, 5/01/26                              1,325        1,482,675
AAA   Harrisonburg MFHR
      (Greens of Salem Run) FSA
      Ser 97 AMT
      6.30%, 4/01/29                              1,380        1,504,945
AA    Henrico Cnty IDR Pub Fac Lease Rev
      (Henrico Cnty Regl Jail)
      7.125%, 8/01/21                             1,195        1,411,331
A-    Henrico Cnty IDR Solid Waste Rev
      (Browning-Ferris)
      Ser 97A AMT
      5.875%, 3/01/17                             1,425        1,534,197
A+    Henry Cnty IDR Hosp Rev
      (Memorial Hosp
      Martinsville & Henry)
      6.00%, 1/01/27                              1,250        1,347,038
A-    Isle of Wight Cnty Solid Waste Rev
      (Union Camp Corp)
      Ser 94 AMT
      6.55%, 4/01/24                              1,355        1,505,093
A+    James City Cnty Solid Waste Rev
      (Anheuser Busch)
      Ser 97 AMT
      6.00%, 4/01/32                              1,420        1,530,661
AAA   Loudoun Cnty IDR Hosp Rev
      (Loudoun Hosp Ctr)
      Ser 95 FSA
      5.80%, 6/01/20                              1,415        1,528,823
AAA   Newport News MFHR
      (Mennowood Cmntys) GNMA Ser 96A
      6.25%, 8/01/36                              1,345        1,461,800
NR    Staunton Ed Fac
      (Mary Baldwin College)
      Ser 96
      6.75%, 11/01/21                             3,145        3,441,070
AAA   Suffolk MFHR
      (Prince William Commons)
      FNMA Ser 96A AMT
      6.50%, 6/01/29                              1,300        1,422,707
AA     Virginia Beach Hlth Care
      (Sentara Bayside Hosp)
      6.30%, 11/01/21                             1,000        1,074,500
AA+    Virginia Hsg Dev Auth
      SFMR (Commonwealth Mtg)
      Ser 96B AMT
      6.375%, 1/01/26                             4,500        4,742,685
AA     Virginia Res Auth Sewer Sys Rev
      (Hopewell Regl Wastewater Fac)
      Ser 95A AMT
      6.00%, 10/01/25                             1,375        1,476,654

      TOTAL INVESTMENTS-96.1%
        (cost $28,972,788)                                    29,691,659
      Other assets less liabilities-3.9%                       1,193,001

      NET ASSETS-100%                                        $30,884,660


(a)  Unaudited.

     See Glossary of Terms on page 25.

     See notes to financial statements.


24


GLOSSARY OF TERMS                             ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
CGIC      Capital Guaranty Insurance Company
COP       Certificate of Participation
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Administration
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
IDR       Industrial Development Revenue
MBIA      Municipal Bond Investors Assurance
MFHR      Multi-Family Housing Revenue
NR        Rating not applied for
PCR       Pollution Control Revenue
SFMR      Single Family Mortgage Revenue


25


STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                                 ARIZONA          FLORIDA       MASSACHUSSETTS
                                                               ------------     ------------     ------------
ASSETS
Investment in securities, at value (cost: $41,879,669,
  $103,046,152, $57,819,016, $25,691,590,
  $26,201,576, $87,301,691, $62,184,170,
  $79,474,237, and $28,972,788, respectively)                   $43,513,920     $107,295,850      $59,675,466
Cash                                                                  8,856           25,796          200,264
Interest receivable                                                 604,633        1,777,422          908,348
Receivable for shares of beneficial interest sold                   292,314        1,880,536          904,615
Receivable due from Adviser                                           6,757               -0-          16,389
Receivable for investment securities sold                                -0-       6,203,023               -0-
Other assets                                                          5,928               -0-           3,491
Total assets                                                     44,432,408      117,182,627       61,708,573

LIABILITIES
Due to custodian                                                         -0-              -0-              -0-
Payable for investment securities purchased                       3,812,141               -0-              -0-
Payable for shares of beneficial interest redeemed                  908,945          139,283           50,405
Dividends payable                                                    51,493          148,438           78,868
Distribution fee payable                                             19,861           66,823           35,649
Advisory fee payable                                                     -0-          23,745               -0-
Accrued expenses and other liabilities                               49,337          101,278           67,410
Total liabilities                                                 4,841,777          479,567          232,332

NET ASSETS                                                      $39,590,631     $116,703,060      $61,476,241

COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                               $35,882         $111,316          $54,006
Additional paid-in capital                                       37,820,107      116,424,976       59,447,821
Distributions in excess of net investment income                    (53,011)        (148,438)         (81,357)
Accumulated net realized gain (loss) on
  investment transactions                                           153,402       (3,934,492)         199,321
Net unrealized appreciation of investments                        1,634,251        4,249,698        1,856,450
                                                                $39,590,631     $116,703,060      $61,476,241

CLASS A SHARES
Net assets                                                      $21,184,812      $44,439,754      $23,025,814
Shares of beneficial interest outstanding                         1,919,801        4,238,707        2,021,889

CLASS B SHARES
Net assets                                                      $13,698,011      $40,739,595      $20,400,202
Shares of beneficial interest outstanding                         1,241,654        3,886,016        1,792,646

CLASS C SHARES
Net assets                                                       $4,707,808      $31,523,711      $18,050,225
Shares of beneficial interest outstanding                           426,765        3,006,834        1,586,097
CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share                       $11.03           $10.48           $11.39
Sales charge--4.25% of public offering price                            .49              .47              .51
Maximum offering price                                               $11.52           $10.95           $11.90
CLASS B SHARES
Net asset value and offering price per share                         $11.03           $10.48           $11.38
CLASS C SHARES
Net asset value and offering price per share                         $11.03           $10.48           $11.38


See notes to financial statements.


26


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

              MICHIGAN        MINNESOTA        NEW JERSEY          OHIO         PENNSYLVANIA       VIRGINIA
            ------------     ------------     ------------     ------------     ------------     ------------




             $26,789,428      $27,534,056      $93,477,944      $66,195,222      $84,547,165      $29,691,659
                      -0-              -0-              -0-       1,121,035               -0-          66,490
                 430,126          396,611        1,626,402          822,017        1,652,802          564,209
                  85,416          105,391          751,253          478,252          535,044          694,974
                  15,654           45,497               -0-              -0-              -0-          84,143
                      -0-          15,000        1,105,000               -0-       6,300,000               -0-
                   2,272               -0-              -0-              -0-              -0-           3,714
              27,322,896       28,096,555       96,960,599       68,616,526       93,035,011       31,105,189


                 120,048           55,447          213,692               -0-          29,174               -0-
                      -0-              -0-              -0-              -0-              -0-              -0-
                  65,690           90,294           44,696          198,982           55,669          125,195
                  31,702           34,384          118,572           85,252          116,770           39,555
                  17,040           19,079           64,810           47,063           54,033           18,464
                      -0-              -0-          25,848           19,855           45,411               -0-
                  54,148           53,492          114,964           70,877          105,276           37,315
                 288,628          252,696          582,582          422,029          406,333          220,529

             $27,034,268      $27,843,859      $96,378,017      $68,194,497      $92,628,678      $30,884,660


                 $25,467          $27,249          $92,131          $65,259          $86,902          $28,047
              25,756,360       27,662,257       93,850,778       67,063,442       87,911,784       30,079,563
                 (33,354)         (34,384)        (118,572)         (85,252)        (116,770)         (40,259)

                 187,957       (1,143,743)      (3,622,573)      (2,860,004)        (326,166)          98,438
               1,097,838        1,332,480        6,176,253        4,011,052        5,072,928          718,871
             $27,034,268      $27,843,859      $96,378,017      $68,194,497      $92,628,678      $30,884,660


              $8,640,155       $6,261,487      $22,332,673      $14,219,835      $35,632,110      $10,314,864
                 813,480          612,761        2,134,901        1,360,619        3,342,637          936,262


              $9,410,795      $13,866,517      $48,027,024      $37,289,322      $39,465,160      $15,972,972
                 886,757        1,357,074        4,591,401        3,568,620        3,702,711        1,450,773


              $8,983,318       $7,715,855      $26,018,320      $16,685,340      $17,531,408       $4,596,824
                 846,496          755,043        2,486,777        1,596,680        1,644,818          417,644


                  $10.62           $10.22           $10.46           $10.45           $10.66           $11.02
                     .47              .45              .46              .46              .47              .49
                  $11.09           $10.67           $10.92           $10.91           $11.13           $11.51

                  $10.61           $10.22           $10.46           $10.45           $10.66           $11.01

                  $10.61           $10.22           $10.46           $10.45           $10.66           $11.01


27


STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998                 ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                                 ARIZONA          FLORIDA       MASSACHUSSETTS
                                                               ------------     ------------    --------------
INVESTMENT INCOME
Interest                                                         $1,713,853       $5,028,068       $2,220,691

EXPENSES
Advisory fee                                                        188,200          533,325          248,200
Distribution fee - Class A                                           52,405           79,660           45,450
Distribution fee - Class B                                           98,403          308,958          125,563
Distribution fee - Class C                                           28,035          278,828          120,055
Custodian                                                            79,386           90,645           86,740
Administrative                                                       55,000           55,000           55,000
Audit & legal                                                        20,480           58,010           32,167
Transfer agency                                                      17,798           46,192           26,273
Amortization of organization expenses                                 8,921           10,680            7,132
Registration                                                          5,754            9,255           13,608
Printing                                                              3,614           11,634            5,618
Trustees' fees                                                        3,335            3,335            3,335
Miscellaneous                                                         1,688            5,771            4,171
Total expenses                                                      563,019        1,491,293          773,312
Less: expenses waived and reimbursed by Adviser (see Note B)       (239,639)        (456,919)        (315,454)
Net expenses                                                        323,380        1,034,374          457,858
Net investment income                                             1,390,473        3,993,694        1,762,833

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                        221,494        1,226,752          348,332
Net change in unrealized appreciation of investments              1,146,364        1,754,979        1,218,465
Net gain on investments                                           1,367,858        2,981,731        1,566,797

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $2,758,331       $6,975,425       $3,329,630


See notes to financial statements.


28


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

              MICHIGAN        MINNESOTA        NEW JERSEY          OHIO         PENNSYLVANIA       VIRGINIA
            ------------     ------------     ------------     ------------     ------------     ------------

              $1,199,307       $1,349,769       $4,796,472       $3,329,967       $4,799,372         $929,043


                 135,408          148,899          520,692          358,606          495,591          105,442
                  21,097           15,893           55,370           31,955           87,720           18,247
                  73,567          111,830          419,389          315,487          338,646           85,643
                  72,764           73,433          229,153          151,766          161,900           22,243
                  87,086           83,366           92,453           82,623           88,178           87,364
                  55,000           55,000           55,000           55,000           55,000           55,000
                  19,934           20,097           54,179           32,678           51,595           14,710
                  27,467           26,797           64,605           35,538           61,404           23,355
                   5,694           10,072           10,072           10,535           13,682            5,727
                   4,866            1,645            6,075            9,247            4,582            2,431
                   5,678            8,042           19,958           14,866           13,271            8,608
                   3,335            3,335            3,335            3,335            3,335            3,335
                   1,770              467            1,184              568            1,807            1,034
                 513,666          558,876        1,531,465        1,102,204        1,376,711          433,139
                (203,247)        (249,396)        (389,961)        (341,646)        (269,644)        (244,585)
                 310,419          309,480        1,141,504          760,558        1,107,067          188,554
                 888,888        1,040,289        3,654,968        2,569,409        3,692,305          740,489



                 285,847          274,145          529,540          227,096        1,548,033          132,862
                 572,490          358,291        2,076,332        1,407,156        1,104,276          498,764
                 858,337          632,436        2,605,872        1,634,252        2,652,309          631,626


              $1,747,225       $1,672,725       $6,260,840       $4,203,661       $6,344,614       $1,372,115


29


STATEMENTS OF CHANGES IN NET ASSETS           ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                       ARIZONA                         FLORIDA                       MASSACHUSETTS
                             ---------------------------     ---------------------------     ----------------------------
                              YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED
                             SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
                                 1998           1997             1998           1997             1998           1997
                             ------------   ------------     ------------   ------------     ------------   -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income       $1,390,473       $696,598       $3,993,694     $3,340,631       $1,762,833       $771,410
  Net realized gain
    on investment
    transactions                 221,494        377,624        1,226,752      1,247,758          348,332        489,674
  Net change in
    unrealized
    appreciation
    of investments             1,146,364        238,359        1,754,979      1,354,893        1,218,465        391,030
  Net increase in
    net assets from
    operations                 2,758,331      1,312,581        6,975,425      5,943,282        3,329,630      1,652,114

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                     (858,694)      (367,913)      (1,365,535)      (847,240)        (738,055)      (288,776)
    Class B                     (414,304)      (263,634)      (1,379,472)    (1,112,789)        (522,866)      (229,220)
    Class C                     (117,475)       (65,051)      (1,248,687)    (1,346,149)        (501,912)      (253,414)
  Distributions in
    excess of net
    investment income
    Class A                      (43,709)        (1,655)         (35,676)            -0-         (61,754)        (9,236)
    Class B                      (28,034)        (3,731)         (43,750)            -0-         (60,479)       (10,381)
    Class C                       (8,101)        (1,548)         (37,351)            -0-         (57,462)       (10,837)
  Net realized gain
    on investments
    Class A                     (212,751)       (12,807)              -0-            -0-        (181,523)       (77,311)
    Class B                     (121,124)       (11,580)              -0-            -0-        (139,090)       (71,686)
    Class C                      (29,194)        (2,601)              -0-            -0-        (137,598)       (86,735)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase
    (decrease)                21,134,959      6,630,877       45,780,029     (1,231,836)      36,041,467     12,483,327
  Total increase              22,059,904      7,212,938       48,644,983      1,405,268       36,970,358     13,097,845

NET ASSETS
  Beginning of year           17,530,727     10,317,789       68,058,077     66,652,809       24,505,883     11,408,038
  End of year                $39,590,631    $17,530,727     $116,703,060    $68,058,077      $61,476,241    $24,505,883


See notes to financial statements.


30


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                      MICHIGAN                       MINNESOTA                      NEW JERSEY
                             ---------------------------     ---------------------------     ----------------------------
                              YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED
                             SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
                                 1998           1997             1998           1997             1998           1997
                             ------------   ------------     ------------   ------------     ------------   -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income         $888,888       $704,500       $1,040,289       $923,160       $3,654,968     $3,411,310
  Net realized gain
    on investment
    transactions                 285,847        539,839          274,145        275,164          529,540      1,486,965
  Net change in
    unrealized
    appreciation
    of investments               572,490        227,908          358,291        499,706        2,076,332      1,808,118
  Net increase in
    net assets from
    operations                 1,747,225      1,472,247        1,672,725      1,698,030        6,260,840      6,706,393
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                     (321,710)      (307,066)        (260,414)      (199,592)        (910,827)      (748,666)
    Class B                     (284,561)      (192,911)        (469,051)      (384,953)      (1,773,742)    (1,683,216)
    Class C                     (282,617)      (204,523)        (310,824)      (338,557)        (970,399)      (979,428)
  Distributions in
    excess of net
    investment income
    Class A                      (28,794)        (9,747)         (12,557)        (1,867)         (16,544)       (10,862)
    Class B                      (33,663)        (7,521)         (27,032)          (555)         (40,961)       (20,887)
    Class C                      (33,194)        (7,811)         (16,330)            -0-         (20,260)        (8,404)
  Net realized gain
    on investments
    Class A                     (151,780)       (73,030)              -0-            -0-              -0-            -0-
    Class B                     (160,394)       (46,231)              -0-            -0-              -0-            -0-
    Class C                     (150,076)       (52,615)              -0-            -0-              -0-            -0-
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase
    (decrease)                10,508,825      2,037,957        7,272,544      1,213,302       17,828,850     (4,431,769)
  Total increase
    (decrease)                10,809,261      2,608,749        7,849,061      1,985,808       20,356,957     (1,176,839)
NET ASSETS
  Beginning of year           16,225,007     13,616,258       19,994,798     18,008,990       76,021,060     77,197,899
  End of year                $27,034,268    $16,225,007      $27,843,859    $19,994,798      $96,378,017    $76,021,060


See notes to financial statements.


31


STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                        OHIO                          PENNSYLVANIA                    VIRGINIA
                             ---------------------------     ---------------------------     ----------------------------
                              YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED
                             SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
                                 1998           1997             1998           1997             1998           1997
                             ------------   ------------     ------------   ------------     ------------   -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income       $2,569,409     $2,282,278       $3,692,305     $3,351,390         $740,489       $389,032
  Net realized gain
    on investment
    transactions                 227,096        971,673        1,548,033        934,665          132,862        306,700
  Net change in
    unrealized
    appreciation
    of investments             1,407,156      1,589,495        1,104,276      2,363,863          498,764        157,573
  Net increase in
    net assets from
    operations                 4,203,661      4,843,446        6,344,614      6,649,918        1,372,115        853,305

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                     (537,858)      (345,718)      (1,490,341)    (1,258,375)        (294,619)      (155,809)
    Class B                   (1,369,998)    (1,189,291)      (1,487,630)    (1,421,685)        (354,381)      (186,794)
    Class C                     (661,553)      (703,427)        (714,334)      (671,330)         (91,489)       (46,429)
  Distributions in
    excess of net
    investment income
    Class A                      (12,445)            -0-         (34,321)       (30,406)         (20,332)           (12)
    Class B                      (41,754)            -0-         (46,978)       (39,276)         (34,779)        (1,795)
    Class C                      (18,701)            -0-         (21,194)       (16,414)          (9,563)          (515)
  Net realized gain
    on investments
    Class A                           -0-            -0-              -0-            -0-        (109,207)       (59,025)
    Class B                           -0-            -0-              -0-            -0-        (157,407)       (85,912)
    Class C                           -0-            -0-              -0-            -0-         (39,965)       (22,732)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase
    (decrease)                17,338,126     (1,900,553)      19,566,732      1,759,900       20,866,666      3,021,558
  Total increase              18,899,478        704,457       22,116,548      4,972,332       21,127,039      3,315,840

NET ASSETS
  Beginning of year           49,295,019     48,590,562       70,512,130     65,539,798        9,757,621      6,441,781
  End of year                $68,194,497    $49,295,019      $92,628,678    $70,512,130      $30,884,660     $9,757,621


See notes to financial statements.


32


NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $25,550 for the Michigan, $31,450 for the Massachusetts, $27,200 for the Virginia and $41,750 for the Arizona Portfolios have been deferred and are being amortized on a straight-line basis through February, March, April and June, 1999, respectively.

3. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.


33


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distribution are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

During the current fiscal year, certain Portfolios had permanent differences, primarily due to distributions in excess of net tax-exempt investment income which resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital for those Portfolios. These reclassifications had no affect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the year ended September 30, 1998, the Adviser voluntarily agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $184,639; Florida Portfolio, $401,919; Massachusetts Portfolio, $248,200; Michigan Portfolio, $135,408; Minnesota Portfolio, $148,899; New Jersey Portfolio, $334,961; Ohio Portfolio, $286,646; Pennsylvania Portfolio, $214,644; and Virginia Portfolio, $105,442.

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services. For the year ended September 30, 1998, the Adviser voluntarily agreed to waive its fees for such services. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. Such expenses amounted to: Massachusetts Portfolio, $67,254; Michigan Portfolio, $67,839; Minnesota Portfolio, $100,497; and Virginia Portfolio, $139,143. There was no such reimbursement for the Arizona Portfolio, the Florida Portfolio, the New Jersey Portfolio, the Ohio Portfolio and the Pennsylvania Portfolio.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $16,500; Florida Portfolio, $29,991; Massachusetts Portfolio, $18,424; Michigan Portfolio, $16,500; Minnesota Portfolio, $18,343; New Jersey Portfolio, $42,160; Ohio Portfolio, $27,969; Pennsylvania Portfolio, $38,555; and Virginia Portfolio, $16,500.

Alliance Fund Distributors, Inc. (a wholly owned subsidiary of the Adviser) serves as the distributor of the Fund's shares.

For the year ended September 30, 1998, the amount of front-end sales charges received by the Distributor from sales of Class A shares and the amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares were as follows:


34


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                          FRONT END          CONTINGENT DEFERRED
                        SALES CHARGES            SALES CHARGES
                         -----------   ------------------------------------
PORTFOLIO                  CLASS A      CLASS A      CLASS B       CLASS C
--------------           -----------   ---------    ---------     ---------
Arizona                    $16,215      $17,733      $11,605         $706
Florida                     36,819       21,506       22,273        3,420
Massachusetts               18,390           -0-      11,227        8,754
Michigan                     6,064           -0-       7,111        4,431
Minnesota                    5,086           -0-      17,153        1,704
New Jersey                  12,554           -0-      28,616        4,182
Ohio                         5,272          567       19,687        2,362
Pennsylvania                24,654           -0-      13,516        1,570
Virginia                    12,550           -0-       3,440          541


NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of operations of each Portfolio the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


PORTFOLIO                 CLASS B         CLASS C
--------------         -------------    -----------
Arizona                  $1,109,791     $  269,394
Florida                   1,651,312      1,333,293
Massachusetts             1,172,556        843,833
Michigan                    947,299        945,683
Minnesota                 1,458,332        846,719
New Jersey                2,293,615        951,597
Ohio                      2,007,545        894,056
Pennsylvania              1,681,858        823,252
Virginia                  1,437,313        341,807


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 1998 were as follows:


PORTFOLIO                PURCHASES        SALES
--------------         -------------  -------------
Arizona                 $33,203,051    $12,617,389
Florida                  82,444,972     52,863,036
Massachusetts            59,062,789     25,829,049
Michigan                 36,140,276     26,250,497
Minnesota                13,471,501      6,440,127
New Jersey               46,610,400     27,802,539
Ohio                     28,438,712      9,117,739
Pennsylvania             67,182,753     53,179,607
Virginia                 30,253,855     10,179,538


35


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

At September 30, 1998, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments for each Portfolio were as follows:


                                        GROSS          GROSS           NET
                                      UNREALIZED     UNREALIZED     UNREALIZED
PORTFOLIO              TAX COST      APPRECIATION  (DEPRECIATION)  APPRECIATION
--------------       ------------    ------------  --------------  ------------
Arizona              $ 41,879,697     $1,634,223     $     -0-      $1,634,223
Florida               103,049,438      4,264,739      (18,327)       4,246,412
Massachusetts          57,819,016      1,856,450           -0-       1,856,450
Michigan               25,691,840      1,097,588           -0-       1,097,588
Minnesota              26,201,576      1,332,480           -0-       1,332,480
New Jersey             87,304,483      6,173,461           -0-       6,173,461
Ohio                   62,185,771      4,009,451           -0-       4,009,451
Pennsylvania           79,484,365      5,062,800           -0-       5,062,800
Virginia               28,972,788        718,871           -0-         718,871


For Federal income tax purposes at September 30, 1998, the Fund had capital loss carryforwards for the following Portfolios: $3,931,206 expiring in 2003, for Florida Portfolio; $650,584 expiring in 2003, and $492,981 expiring in 2004, for Minnesota Portfolio; $3,270,077 expiring in 2003, and $349,704 expiring in 2004, for New Jersey Portfolio; $2,526,403 expiring in 2003, and $332,000 expiring in 2004, for Ohio Portfolio; and $316,038 expiring in 2003, for Pennsylvania Portfolio. Any net capital losses incurred after October 31 ("Post October losses") within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. None of the portfolios had post October losses.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:


36


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,   SEPTEMBER 30,
ARIZONA PORTFOLIO         1998          1997            1998           1997
-----------------    ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,731,764       466,115     $18,634,736      $4,910,624
Shares issued in
  reinvestment of
  dividends and
  distributions           45,597         9,889         491,757         104,166
Shares converted
  from Class B            10,448         5,552         163,390          58,577
Shares redeemed         (723,933)      (52,682)     (7,863,841)       (550,222)
Net increase           1,063,876       428,874     $11,426,042      $4,523,145

CLASS B
Shares sold              730,287       234,439      $7,895,448      $2,473,657
Shares issued in
  reinvestment of
  dividends and
  distributions           30,944        13,442         333,822         141,339
Shares converted
  to Class A             (10,458)       (5,552)       (163,390)        (58,577)
Shares redeemed         (115,125)     (139,836)     (1,192,886)     (1,453,909)
Net increase             635,648       102,493      $6,872,994      $1,102,510

CLASS C
Shares sold              287,268       115,373      $3,107,936      $1,209,064
Shares issued in
  reinvestment of
  dividends and
  distributions            9,267         3,226         100,059          33,997
Shares redeemed          (34,469)      (22,676)       (372,072)       (237,839)
Net increase             262,066        95,923      $2,835,923      $1,005,222


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                     SEPTEMBER 30, SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
FLORIDA PORTFOLIO         1998          1997           1998            1997
-----------------    ------------  ------------  --------------  --------------

CLASS A
Shares sold            3,074,851       401,472     $31,787,286      $3,966,237
Shares issued in
  reinvestment of
  dividends and
  distributions           53,907        32,217         557,235         318,408
Shares converted
  from Class B            60,032        51,926         668,487         510,238
Shares redeemed         (676,944)     (228,010)     (7,012,672)     (2,248,140)
Net increase           2,511,846       257,605     $26,000,336      $2,546,743

CLASS B
Shares sold            1,752,957       744,931     $18,139,164      $7,338,616
Shares issued in
  reinvestment of
  dividends and
  distributions           65,852        50,066         680,172         495,099
Shares converted
  to Class A             (60,032)      (51,926)       (668,487)       (510,238)
Shares redeemed         (319,776)     (579,406)     (3,256,349)     (5,720,727)
Net increase           1,439,001       163,665     $14,894,500      $1,602,750

CLASS C
Shares sold              930,521       676,267      $9,625,371      $6,658,690
Shares issued in
  reinvestment of
  dividends and
  distributions           58,806        62,835         607,695         621,766
Shares redeemed         (518,362)   (1,296,118)     (5,347,873)    (12,661,785)
Net increase
  (decrease)             470,965      (557,016)     $4,885,193     $(5,381,329)


37


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
MASSACHUSETTS        SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,   SEPTEMBER 30,
PORTFOLIO                1998           1997          1998            1997
----------------     ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,525,593       705,271     $17,085,284      $7,737,977
Shares issued in
  reinvestment of
  dividends and
  distributions           50,570        16,441         566,795         178,373
Shares converted
  from Class B               717            36          58,037             397
Shares redeemed         (400,515)     (172,200)     (4,495,983)     (1,883,762)
Net increase           1,176,365       549,548     $13,214,133      $6,032,985

CLASS B
Shares sold            1,237,850       336,620     $13,890,559      $3,677,110
Shares issued in
  reinvestment of
  dividends and
  distributions           36,577        14,320         409,785         155,377
Shares converted
  to Class A                (717)          (36)        (58,037)           (397)
Shares redeemed         (127,210)      (44,532)     (1,375,179)       (485,344)
Net increase           1,146,500       306,372     $12,867,128      $3,346,746

CLASS C
Shares sold            1,013,035       386,133     $11,364,712      $4,233,533
Shares issued in
  reinvestment of
  dividends and
  distributions           46,652        28,580         522,783         309,824
Shares redeemed         (171,986)     (132,699)     (1,927,289)     (1,439,761)
Net increase             887,701       282,014      $9,960,206      $3,103,596


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,   SEPTEMBER 30,
MICHIGAN PORTFOLIO        1998           1997          1998            1997
------------------   ------------  ------------  --------------  --------------
CLASS A
Shares sold              434,869       160,589      $4,494,329      $1,659,299
Shares issued in
  reinvestment of
  dividends and
  distributions           32,622        19,006         340,581         193,980
Shares converted
  from Class B             2,043            28          71,547             286
Shares redeemed         (210,595)     (230,129)     (2,208,136)     (2,348,441)
Net increase
  (decrease)             258,939       (50,506)     $2,698,321       $(494,876)

CLASS B
Shares sold              447,245       185,283      $4,685,103      $1,897,940
Shares issued in
  reinvestment of
  dividends and
  distributions           31,065        13,545         323,917         138,387
Shares converted
  to Class A              (2,043)          (28)        (71,547)           (286)
Shares redeemed          (93,242)      (46,187)       (927,923)       (470,069)
Net increase             383,025       152,613      $4,009,550      $1,565,972

CLASS C
Shares sold              489,303       176,811      $5,126,475      $1,814,237
Shares issued in
  reinvestment of
  dividends and
  distributions           39,986        22,260         417,372         227,355
Shares redeemed         (166,391)     (104,698)     (1,742,893)     (1,074,731)
Net increase             362,898        94,373      $3,800,954        $966,861


38


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,   SEPTEMBER 30,
MINNESOTA PORTFOLIO      1998           1997          1998            1997
-------------------  ------------  ------------  --------------  --------------
CLASS A
Shares sold              240,220       105,934      $2,376,324      $1,027,028
Shares issued in
  reinvestment of
  dividends and
  distributions           15,544        12,865         157,123         125,087
Shares converted
  from Class B             5,897        11,080         109,403         107,249
Shares redeemed          (62,015)      (47,164)       (628,217)       (460,217)
Net increase             199,646        82,715      $2,014,633        $799,147

CLASS B
Shares sold              641,379       167,360      $6,478,136      $1,631,577
Shares issued in
  reinvestment of
  dividends and
  distributions           32,588        26,821         329,386         260,796
Shares converted
  to Class A              (5,897)      (11,080)       (109,403)       (107,249)
Shares redeemed         (164,976)     (194,610)     (1,616,471)     (1,893,478)
Net increase (decrease)  503,094       (11,509)     $5,081,648       $(108,354)

CLASS C
Shares sold              170,118       167,292      $1,720,113      $1,624,602
Shares issued in
  reinvestment of
  dividends and
  distributions           26,170        27,887         264,223         271,274
Shares redeemed         (179,084)     (141,329)     (1,808,073)     (1,373,367)
Net increase              17,204        53,850        $176,263        $522,509


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
NEW JERSEY           SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,   SEPTEMBER 30,
PORTFOLIO                1998           1997          1998            1997
-----------------    ------------  ------------  --------------  --------------

CLASS A
Shares sold              751,262       469,608      $7,705,304      $4,670,579
Shares issued in
  reinvestment of
  dividends and
  distributions           54,575        43,821         561,562         434,332
Shares converted
  from Class B            21,774        25,334         268,704         250,480
Shares redeemed         (298,768)     (530,123)     (3,073,637)     (5,236,167)
Net increase             528,843         8,640      $5,461,933        $119,224

CLASS B
Shares sold            1,449,989       612,170     $14,941,581      $6,103,109
Shares issued in
  reinvestment of
  dividends and
  distributions          113,069       106,709       1,163,362       1,057,759
Shares converted
  to Class A             (21,774)      (25,334)       (268,704)       (250,480)
Shares redeemed         (722,074)     (943,177)     (7,381,335)     (9,338,864)
Net increase
  (decrease)             819,210      (249,632)     $8,454,904     $(2,428,476)

CLASS C
Shares sold              668,420       374,853      $6,885,939      $3,722,963
Shares issued in
  reinvestment of
  dividends and
  distributions           65,486        67,711         673,386         671,448
Shares redeemed         (354,535)     (657,468)     (3,647,312)     (6,516,928)
Net increase
  (decrease)             379,371      (214,904)     $3,912,013     $(2,122,517)


39


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,   SEPTEMBER 30,
OHIO PORTFOLIO           1998           1997          1998            1997
-----------------    ------------  ------------  --------------  --------------
CLASS A
Shares sold              639,331       278,619      $6,566,039      $2,767,243
Shares issued in
  reinvestment of
  dividends and
  distributions           33,356        20,667         344,655         203,289
Shares converted
  from Class B            58,121        13,783         646,153         138,710
Shares redeemed         (117,443)     (195,949)     (1,213,183)     (1,909,329)
Net increase             613,365       117,120      $6,343,664      $1,199,913

CLASS B
Shares sold            1,207,646       491,863     $12,480,119      $4,851,011
Shares issued in
  reinvestment of
  dividends and
  distributions          100,554        85,785       1,038,805         844,851
Shares converted
  to Class A             (58,121)      (13,783)       (646,153)       (138,710)
Shares redeemed         (320,073)     (561,173)     (3,263,624)     (5,501,504)
Net increase             930,006         2,692      $9,609,147         $55,648

CLASS C
Shares sold              372,776       173,363      $3,860,583      $1,711,532
Shares issued in
  reinvestment of
  dividends and
  distributions           46,608        51,701         480,928         509,274
Shares redeemed         (286,393)     (551,175)     (2,956,196)     (5,376,920)
Net increase
  (decrease)             132,991      (326,111)     $1,385,315     $(3,156,114)


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
PENNSYLVANIA         SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,   SEPTEMBER 30,
PORTFOLIO                1998           1997          1998            1997
-----------------    ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,354,357       467,692     $14,149,149      $4,681,081
Shares issued in
  reinvestment of
  dividends and
  distributions           96,257        84,710       1,006,799         852,355
Shares converted
  from Class B            64,196        63,903         722,138         646,415
Shares redeemed         (586,559)     (344,028)     (6,149,684)     (3,466,776)
Net increase             928,251       272,277      $9,728,402      $2,713,075

CLASS B
Shares sold            1,163,458       577,688     $12,209,270      $5,820,098
Shares issued in
  reinvestment of
  dividends and
  distributions           85,232        80,944         891,248         814,188
Shares converted
  to Class A             (64,196)      (63,903)       (722,138)       (646,415)
Shares redeemed         (392,609)     (771,304)     (4,075,590)     (7,750,943)
Net increase (decrease)  791,885      (176,575)     $8,302,790     $(1,763,072)

CLASS C
Shares sold              428,757       288,667      $4,483,838      $2,906,593
Shares issued in
  reinvestment of
  dividends and
  distributions           38,019        44,989         397,062         452,736
Shares redeemed         (320,592)     (254,416)     (3,345,360)     (2,549,432)
Net increase             146,184        79,240      $1,535,540        $809,897


40


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,   SEPTEMBER 30,
VIRGINIA PORTFOLIO       1998           1997          1998            1997
------------------   ------------  ------------  --------------  --------------
CLASS A
Shares sold              657,077       106,838      $7,125,472      $1,119,910
Shares issued in
  reinvestment of
  dividends and
  distributions           23,268        12,492         252,054         131,306
Shares converted
  from Class B             5,107            -0-        105,746              -0-
Shares redeemed          (72,986)      (27,670)       (800,978)       (291,141)
Net increase             612,466        91,660      $6,682,294        $960,075

CLASS B
Shares sold            1,005,543       168,891     $10,994,477      $1,787,325
Shares issued in
  reinvestment of
  dividends and
  distributions           37,823        19,801         409,683         208,051
Shares converted
  to Class A              (5,107)           -0-       (105,746)             -0-
Shares redeemed          (47,923)      (44,556)       (472,693)       (465,272)
Net increase             990,336       144,136     $10,825,721      $1,530,104

CLASS C
Shares sold              311,389        54,662      $3,408,930        $578,928
Shares issued in
  reinvestment of
  dividends and
  distributions           11,402         6,070         123,580          63,771
Shares redeemed          (15,874)      (10,711)       (173,859)       (111,320)
Net increase             306,917        50,021      $3,358,651        $531,379


41


FINANCIAL HIGHLIGHTS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    ARIZONA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                                                   JUNE 1,
                                                                                                   1994(A)
                                                           YEAR ENDED SEPTEMBER 30,                  TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.78       $10.32       $10.29        $9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .54(c)       .57(c)       .55(c)       .56          .20
Net realized and unrealized gain (loss)
  on investment transactions                     .45          .48          .14          .53         (.23)
Net increase (decrease) in net asset
  value from operations                          .99         1.05          .69         1.09         (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.54)        (.57)        (.55)        (.56)        (.20)
Distributions in excess of net
  investment income                             (.02)          -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.18)        (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.74)        (.59)        (.66)        (.57)        (.20)
Net asset value, end of period                $11.03       $10.78       $10.32       $10.29        $9.77

TOTAL RETURN
Total investment return based on
  net asset value (d)                           9.54%       10.54%        6.84%       11.56%        (.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $21,185       $9,225       $4,409       $2,379         $930
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .78%         .78%         .78%         .78%         .78%(e)
  Expenses, before
    waivers/reimbursements                      1.55%        2.71%        3.69%        4.88%        7.71%(e)
  Net investment income, net of
    waivers/reimbursements                      4.92%        5.42%        5.33%        5.56%        5.82%(e)
Portfolio turnover rate                           45%         193%         244%          85%          81%


                                                                          CLASS B
                                            -----------------------------------------------------------------
                                                                                                  JUNE 1,
                                                                                                  1994(A)
                                                           YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.78       $10.32       $10.29        $9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .45(c)       .50(c)       .47(c)       .49          .18
Net realized and unrealized gain (loss)
  on investment transactions                     .47          .48          .14          .53         (.24)
Net increase (decrease) in net
  asset value from operations                    .92          .98          .61         1.02         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.50)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                             (.04)          -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.18)        (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.67)        (.52)        (.58)        (.50)        (.17)
Net asset value, end of period                $11.03       $10.78       $10.32       $10.29        $9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.84%        9.80%        6.10%       10.78%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,698       $6,531       $5,199       $3,166       $1,677
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.48%        1.48%        1.48%        1.48%        1.48%(e)
  Expenses, before
    waivers/reimbursements                      2.30%        3.40%        4.40%        5.58%        8.41%(e)
  Net investment income, net of
    waivers/reimbursements                      4.21%        4.73%        4.62%        4.89%        5.13%(e)
Portfolio turnover rate                           45%         193%         244%          85%          81%


See footnote summary on page 59.


42


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   ARIZONA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                       CLASS C
                                            -----------------------------------------------------------------
                                                                                                  JUNE 1,
                                                                                                  1994(A)
                                                         YEAR ENDED SEPTEMBER 30,                   TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.78       $10.32       $10.30        $9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .45(c)       .50(c)       .47(c)       .49          .17
Net realized and unrealized gain (loss)
  on investment transactions                     .47          .48          .13          .54         (.23)
Net increase (decrease) in net asset
  value from operations                          .92          .98          .60         1.03         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.50)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                             (.04)          -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.18)        (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.67)        (.52)        (.58)        (.50)        (.17)
Net asset value, end of period                $11.03       $10.78       $10.32       $10.30        $9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.83%        9.80%        6.00%       10.89%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,708       $1,775         $710         $481         $485
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.48%        1.48%        1.48%        1.48%        1.48%(e)
  Expenses, before
    waivers/reimbursements                      2.34%        3.39%        4.41%        5.58%        8.41%(e)
  Net investment income, net of
    waivers/reimbursements                      4.19%        4.70%        4.61%        4.90%        4.70%(e)
Portfolio turnover rate                           45%         193%         244%          85%          81%


See footnote summary on page 59.


43


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                    FLORIDA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                         CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.14        $9.73        $9.58        $8.89       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .52(c)       .55(c)       .54(c)       .55          .55
Net realized and unrealized gain (loss)
  on investment transactions                     .37          .41          .16          .69        (1.35)
Net increase (decrease) in net asset
  value from operations                          .89          .96          .70         1.24         (.80)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.52)        (.55)        (.54)        (.55)        (.55)
Distributions in excess of net
  investment income                             (.03)          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.55)        (.55)        (.55)        (.55)        (.56)
Net asset value, end of year                  $10.48       $10.14        $9.73        $9.58        $8.89

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.97%       10.14%        7.45%       14.44%       (8.03)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $44,440      $17,516      $14,297      $11,956       $8,227
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .73%         .73%         .73%         .73%         .38%
  Expenses, before
    waivers/reimbursements                      1.27%        1.35%        1.33%        1.33%        1.27%
  Net investment income, net of
    waivers/reimbursements                      5.14%        5.58%        5.52%        5.91%        5.70%
Portfolio turnover rate                           65%         204%         237%         146%         185%


                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.14        $9.74        $9.58        $8.89       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46(c)       .48(c)       .47(c)       .47          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .36          .40          .17          .70        (1.35)
Net increase (decrease) in net asset
  value from operations                          .82          .88          .64         1.17         (.87)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.48)        (.47)        (.47)        (.48)
Distributions in excess of net
  investment income                             (.02)          -0-        (.01)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.48)        (.48)        (.48)        (.48)        (.49)
Net asset value, end of year                  $10.48       $10.14        $9.74        $9.58        $8.89

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.22%        9.24%        6.78%       13.56%       (8.72)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $40,740      $24,820      $22,235      $20,660      $18,048
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.43%        1.43%        1.43%        1.42%        1.08%
  Expenses, before
    waivers/reimbursements                      1.97%        2.05%        2.03%        2.03%        1.98%
  Net investment income, net of
    waivers/reimbursements                      4.46%        4.87%        4.81%        5.22%        4.99%
Portfolio turnover rate                           65%         204%         237%         146%         185%


See footnote summary on page 59.


44


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   FLORIDA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.14        $9.74        $9.58        $8.89       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46(c)       .49(c)       .47(c)       .47          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .36          .39          .17          .70        (1.35)
Net increase (decrease) in net asset
  value from operations                          .82          .88          .64         1.17         (.87)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.48)        (.47)        (.47)        (.48)
Distributions in excess of net
  investment income                             (.02)          -0-        (.01)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.48)        (.48)        (.48)        (.48)        (.49)
Net asset value, end of year                  $10.48       $10.14        $9.74        $9.58        $8.89

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.22%        9.23%        6.78%       13.56%       (8.72)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $31,524      $25,722      $30,121      $30,787      $42,405
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%        1.43%        1.43%        1.42%        1.08%
  Expenses, before waivers/reimbursements       1.99%        2.03%        2.02%        2.03%        1.97%
  Net investment income, net of
    waivers/reimbursements                      4.48%        4.89%        4.81%        5.27%        4.97%
Portfolio turnover rate                           65%         204%         237%         146%         185%


See footnote summary on page 59.


45


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                MASSACHUSETTS PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                                                 MARCH 29,
                                                                                                  1994(A)
                                                         YEAR ENDED SEPTEMBER 30,                   TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $11.19       $10.85       $10.50       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .54(c)       .58(c)       .60(c)       .58          .31
Net realized and unrealized gain on
  investment transactions                        .45          .57          .44          .41          .11
Net increase in net asset value
  from operations                                .99         1.15         1.04          .99          .42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.54)        (.58)        (.59)        (.58)        (.30)
Distributions in excess of net
  investment income                             (.06)        (.03)        (.02)        (.03)          -0-
Distributions from net realized gains           (.19)        (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.79)        (.81)        (.69)        (.61)        (.30)
Net asset value, end of period                $11.39       $11.19       $10.85       $10.50       $10.12

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.18%       11.14%       10.25%       10.19%        4.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $23,026       $9,461       $3,211       $1,337         $565
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .72%         .72%         .62%         .60%         .60%(e)
  Expenses, before
    waivers/reimbursements                      1.51%        2.40%        3.15%        6.44%       13.20%(e)
  Net investment income, net of
    waivers/reimbursements                      4.87%        5.40%        5.62%        5.67%        5.98%(e)
Portfolio turnover rate                           69%         134%         246%         155%         146%


                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                                                 MARCH 29,
                                                                                                  1994(A)
                                                            YEAR ENDED SEPTEMBER 30,                TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $11.19       $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46(c)       .51(c)       .52(c)       .52          .27
Net realized and unrealized gain on
  investment transactions                        .45          .58          .45          .39          .11
Net increase in net asset
  value from operations                          .91         1.09          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.51)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                             (.07)        (.03)        (.02)        (.02)          -0-
Distributions from net realized gains           (.19)        (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.72)        (.74)        (.62)        (.54)        (.26)
Net asset value, end of period                $11.38       $11.19       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on
  net asset value (d)                           8.40%       10.52%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $20,400       $7,230       $3,683       $1,754         $725
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.42%        1.42%        1.32%        1.30%        1.30%(e)
  Expenses, before
    waivers/reimbursements                      2.22%        3.07%        3.85%        7.14%       13.90%(e)
  Net investment income, net of
    waivers/reimbursements                      4.16%        4.73%        4.93%        4.90%        5.13%(e)
Portfolio turnover rate                           69%         134%         246%         155%         146%


See footnote summary on page 59.


46


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                               MASSACHUSETTS PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                                                 MARCH 29,
                                                                                                  1994(A)
                                                            YEAR ENDED SEPTEMBER 30,                TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $11.19       $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .47(c)       .51(c)       .52(c)       .52          .25
Net realized and unrealized gain on
  investment transactions                        .44          .58          .45          .39          .13
Net increase in net asset value
  from operations                                .91         1.09          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)        (.51)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                             (.06)        (.03)        (.02)        (.02)          -0-
Distributions from net realized gains           (.19)        (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.72)        (.74)        (.62)        (.54)        (.26)
Net asset value, end of period                $11.38       $11.19       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on
  net asset value (d)                           8.40%       10.52%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $18,050       $7,815       $4,514       $2,556         $774
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.42%        1.42%        1.31%        1.30%        1.30%(e)
  Expenses, before
    waivers/reimbursements                      2.21%        3.09%        3.84%        7.14%       13.90%(e)
  Net investment income, net of
    waivers/reimbursements                      4.18%        4.75%        4.88%        4.85%        4.00%(e)
Portfolio turnover rate                           69%         134%         246%         155%         146%


See footnote summary on page 59.


47


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 MICHIGAN PORTFOLIO
                                            -----------------------------------------------------------------
                                                                      CLASS A
                                            -----------------------------------------------------------------
                                                                                                FEBRUARY 25,
                                                          YEAR ENDED SEPTEMBER 30,               1994(A) TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.52       $10.12       $10.10        $9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .48(c)       .53(c)       .52(c)       .52          .33
Net realized and unrealized gain (loss)
  on investment transactions                     .44          .55          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                          .92         1.08          .74         1.30         (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.48)        (.53)        (.52)        (.52)        (.33)
Distributions in excess of net
  investment income                             (.05)        (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.29)        (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.82)        (.68)        (.72)        (.55)        (.33)
Net asset value, end of period                $10.62       $10.52       $10.12       $10.10        $9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.08%       11.05%        7.54%       14.40%       (3.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,640       $5,836       $6,123       $5,158       $2,473
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .96%         .96%         .96%        1.36%         .93%(e)
  Expenses, before
    waivers/reimbursements                      1.89%        2.46%        2.77%        3.43%        3.97%(e)
  Net investment income, net of
    waivers/reimbursements                      4.57%        5.24%        5.21%        5.27%        5.83%(e)
Portfolio turnover rate                          134%         161%         242%         151%         222%


                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                                                FEBRUARY 25,
                                                          YEAR ENDED SEPTEMBER 30,               1994(A) TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.52       $10.12       $10.10        $9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .40(c)       .46(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss)
  on investment transactions                     .44          .55          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                          .84         1.01          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.40)        (.46)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                             (.06)        (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.29)        (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.75)        (.61)        (.65)        (.48)        (.29)
Net asset value, end of period                $10.61       $10.52       $10.12       $10.10        $9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.26%       10.30%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $9,411       $5,300       $3,553       $2,424       $1,722
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.66%        1.66%        1.66%        2.06%        1.63%(e)
  Expenses, before
    waivers/reimbursements                      2.61%        3.23%        3.48%        4.12%        4.67%(e)
  Net investment income, net of
    waivers/reimbursements                      3.87%        4.53%        4.51%        4.57%        4.93%(e)
Portfolio turnover rate                          134%         161%         242%         151%         222%


See footnote summary on page 59.


48


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  MICHIGAN PORTFOLIO
                                            -----------------------------------------------------------------
                                                                       CLASS C
                                            -----------------------------------------------------------------
                                                                                                FEBRUARY 25,
                                                            YEAR ENDED SEPTEMBER 30,             1994(A) TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.52       $10.12       $10.10        $9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .41(c)       .46(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss)
  on investment transactions                     .43          .55          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                          .84         1.01          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.41)        (.46)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                             (.05)        (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.29)        (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.75)        (.61)        (.65)        (.48)        (.29)
Net asset value, end of period                $10.61       $10.52       $10.12       $10.10        $9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.26%       10.30%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,983       $5,089       $3,940       $2,886       $2,778
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.66%        1.66%        1.66%        2.06%        1.63%(e)
  Expenses, before
    waivers/reimbursements                      2.59%        3.20%        3.48%        4.13%        4.67%(e)
  Net investment income, net of
    waivers/reimbursements                      3.88%        4.55%        4.50%        4.69%        4.92%(e)
Portfolio turnover rate                          134%         161%         242%         151%         222%


See footnote summary on page 59.


49


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 MINNESOTA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of year             $9.97        $9.58        $9.49        $9.19       $10.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .50(c)       .53(c)       .53(c)       .53          .55
Net realized and unrealized gain (loss)
  on investment transactions                     .27          .39          .11          .32        (1.09)
Net increase (decrease) in net asset
  value from operations                          .77          .92          .64          .85         (.54)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.50)        (.53)        (.53)        (.53)        (.55)
Distributions in excess of net
  investment income                             (.02)          -0-        (.02)        (.02)          -0-
Total dividends and distributions               (.52)        (.53)        (.55)        (.55)        (.55)
Net asset value, end of year                  $10.22        $9.97        $9.58        $9.49        $9.19

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.94%        9.93%        6.95%        9.63%       (5.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)       $6,261       $4,120       $3,165       $2,414       $2,125
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .75%         .75%         .72%         .71%         .09%
  Expenses, before
    waivers/reimbursements                      1.80%        2.22%        2.19%        2.30%        2.12%
  Net investment income, net of
    waivers/reimbursements                      4.92%        5.44%        5.54%        5.71%        5.71%
Portfolio turnover rate                           30%         131%         195%         117%         143%


                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $9.97        $9.58        $9.49        $9.18       $10.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .42(c)       .46(c)       .46(c)       .46          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .28          .39          .11          .33        (1.10)
Net increase (decrease) in net asset
  value from operations                          .70          .85          .57          .79         (.62)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.42)        (.46)        (.46)        (.46)        (.48)
Distributions in excess of net
  investment income                             (.03)          -0-        (.02)        (.02)          -0-
Total dividends and distributions               (.45)        (.46)        (.48)        (.48)        (.48)
Net asset value, end of year                  $10.22        $9.97        $9.58        $9.49        $9.18

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.17%        9.13%        6.15%        8.90%       (6.15)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $13,867       $8,517       $8,291       $7,299       $6,150
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.46%        1.46%        1.42%        1.42%         .80%
  Expenses, before
    waivers/reimbursements                      2.52%        2.91%        2.89%        3.02%        2.83%
  Net investment income, net of
    waivers/reimbursements                      4.19%        4.75%        4.82%        4.97%        5.00%
Portfolio turnover rate                           30%         131%         195%         117%         143%


See footnote summary on page 59.


50


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 MINNESOTA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                       CLASS C
                                            ---------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $9.97        $9.58        $9.50        $9.19       $10.27

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .43(c)       .46(c)       .46(c)       .46          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .27          .39          .10          .33        (1.08)
Net increase (decrease) in net asset
  value from operations                          .70          .85          .56          .79         (.60)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.46)        (.46)        (.46)        (.48)
Distributions in excess of net
  investment income                             (.02)          -0-        (.02)        (.02)          -0-
Total dividends and distributions               (.45)        (.46)        (.48)        (.48)        (.48)
Net asset value, end of year                  $10.22        $9.97        $9.58        $9.50        $9.19

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.18%        9.13%        6.03%        8.89%       (5.95)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)       $7,716       $7,358       $6,553       $7,305       $9,489
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.45%        1.45%        1.41%        1.41%         .79%
  Expenses, before
    waivers/reimbursements                      2.48%        2.89%        2.88%        3.00%        2.82%
  Net investment income, net of
    waivers/reimbursements                      4.23%        4.76%        4.82%        5.05%        4.90%
Portfolio turnover rate                           30%         131%         195%         117%         143%


See footnote summary on page 59.


51


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 NEW JERSEY PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.15        $9.72        $9.65        $9.07       $10.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .51(c)       .51(c)       .51(c)       .54          .55
Net realized and unrealized gain (loss)
  on investment transactions                     .32          .44          .11          .59        (1.22)
Net increase (decrease) in net asset
  value from operations                          .83          .95          .62         1.13         (.67)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.51)        (.51)        (.54)        (.55)
Distributions in excess of net
  investment income                             (.01)        (.01)        (.04)        (.01)          -0-
Total dividends and distributions               (.52)        (.52)        (.55)        (.55)        (.55)
Net asset value, end of year                  $10.46       $10.15        $9.72        $9.65        $9.07

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.36%       10.01%        6.57%       12.91%       (6.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $22,333      $16,309      $15,520      $11,612       $9,257
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .82%         .82%         .82%         .82%         .20%
  Expenses, before
    waivers/reimbursements                      1.29%        1.34%        1.35%        1.35%        1.33%
  Net investment income, net of
    waivers/reimbursements                      4.93%        5.16%        5.26%        5.73%        5.65%
Portfolio turnover rate                           35%          61%         132%          86%         171%


                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.16        $9.72        $9.66        $9.07       $10.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .43(c)       .44(c)       .44(c)       .47          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .32          .45          .10          .60        (1.21)
Net increase (decrease) in net asset
  value from operations                          .75          .89          .54         1.07         (.73)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.44)        (.45)        (.47)        (.48)
Distributions in excess of net
  investment income                             (.02)        (.01)        (.03)        (.01)          -0-
Total dividends and distributions               (.45)        (.45)        (.48)        (.48)        (.48)
Net asset value, end of year                  $10.46       $10.16        $9.72        $9.66        $9.07

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.50%        9.32%        5.66%       12.15%       (7.28)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $48,027      $38,308      $39,099      $34,695      $30,459
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.53%        1.53%        1.53%        1.53%         .91%
  Expenses, before
    waivers/reimbursements                      2.00%        2.04%        2.05%        2.06%        2.03%
  Net investment income, net of
    waivers/reimbursements                      4.23%        4.45%        4.56%        5.03%        4.96%
Portfolio turnover rate                           35%          61%         132%          86%         171%


See footnote summary on page 59.


52


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 NEW JERSEY PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.16        $9.72        $9.66        $9.07       $10.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .43(c)       .44(c)       .44(c)       .47          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .32          .45          .10          .60        (1.21)
Net increase (decrease) in net asset
  value from operations                          .75          .89          .54         1.07         (.73)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.44)        (.45)        (.47)        (.48)
Distributions in excess of net
  investment income                             (.02)        (.01)        (.03)        (.01)          -0-
Total dividends and distributions               (.45)        (.45)        (.48)        (.48)        (.48)
Net asset value, end of year                  $10.46       $10.16        $9.72        $9.66        $9.07

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.50%        9.32%        5.66%       12.14%       (7.28)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $26,018      $21,404      $22,579      $21,255      $26,472
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.52%        1.52%        1.52%        1.52%         .90%
  Expenses, before
    waivers/reimbursements                      1.99%        2.03%        2.04%        2.06%        2.02%
  Net investment income, net of
    waivers/reimbursements                      4.23%        4.47%        4.56%        5.09%        4.93%
Portfolio turnover rate                           35%          61%         132%          86%         171%


See footnote summary on page 59.


53


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                    OHIO PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.16        $9.61        $9.53        $9.06       $10.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .52(c)       .54(c)       .52(c)       .54          .55
Net realized and unrealized gain (loss)
  on investment transactions                     .30          .54          .11          .48        (1.19)
Net increase (decrease) in net asset
  value from operations                          .82         1.08          .63         1.02         (.64)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.52)        (.53)        (.53)        (.54)        (.55)
Distributions in excess of net
  investment income                             (.01)          -0-        (.02)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.53)        (.53)        (.55)        (.55)        (.56)
Net asset value, end of year                  $10.45       $10.16        $9.61        $9.53        $9.06

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.30%       11.60%        6.72%       11.63%       (6.44)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $14,220       $7,596       $6,054       $4,170       $2,810
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .75%         .75%         .75%         .75%         .04%
  Expenses, before
    waivers/reimbursements                      1.35%        1.52%        1.48%        1.51%        1.42%
  Net investment income, net of
    waivers/reimbursements                      5.05%        5.49%        5.47%        5.74%        5.67%
Portfolio turnover rate                           16%         104%         182%         108%         161%


                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.16        $9.61        $9.54        $9.06       $10.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .45(c)       .48(c)       .46(c)       .47          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .30          .53          .09          .49        (1.19)
Net increase (decrease) in net asset
  value from operations                          .75         1.01          .55          .96         (.71)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.46)        (.46)        (.47)        (.48)
Distributions in excess of net
  investment income                             (.01)          -0-        (.02)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.46)        (.46)        (.48)        (.48)        (.49)
Net asset value, end of year                  $10.45       $10.16        $9.61        $9.54        $9.06

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.56%       10.80%        5.82%       10.88%       (7.13)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $37,289      $26,821      $25,334      $21,821      $20,267
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.46%        1.46%        1.46%        1.46%         .74%
  Expenses, before
    waivers/reimbursements                      2.05%        2.22%        2.18%        2.21%        2.13%
  Net investment income, net of
    waivers/reimbursements                      4.34%        4.81%        4.77%        5.08%        4.95%
Portfolio turnover rate                           16%         104%         182%         108%         161%


See footnote summary on page 59.


54


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                    OHIO PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.16        $9.61        $9.54        $9.06       $10.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .45(c)       .47(c)       .46(c)       .47          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .30          .54          .09          .49        (1.19)
Net increase (decrease) in net asset
  value from operations                          .75         1.01          .55          .96         (.71)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.46)        (.46)        (.47)        (.48)
Distributions in excess of net
  investment income                             (.01)          -0-        (.02)        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.46)        (.46)        (.48)        (.48)        (.49)
Net asset value, end of year                  $10.45       $10.16        $9.61        $9.54        $9.06

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.56%       10.80%        5.82%       10.88%       (7.13)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $16,685      $14,878      $17,203      $18,874      $26,294
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.45%        1.45%        1.45%        1.45%         .74%
  Expenses, before
    waivers/reimbursements                      2.04%        2.20%        2.16%        2.20%        2.12%
  Net investment income, net of
    waivers/reimbursements                      4.36%        4.81%        4.78%        5.14%        4.89%
Portfolio turnover rate                           16%         104%         182%         108%         161%


See footnote summary on page 59.


55


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                PENNSYLVANIA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.33        $9.85        $9.64        $9.18       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .53(c)       .55(c)       .49(c)       .54          .56
Net realized and unrealized gain (loss)
  on investment transactions                     .35          .49          .28          .48        (1.06)
Net increase (decrease) in net asset
  value from operations                          .88         1.04          .77         1.02         (.50)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.53)        (.55)        (.53)        (.54)        (.56)
Distributions in excess of net
  investment income                             (.02)        (.01)        (.03)        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.55)        (.56)        (.56)        (.56)        (.57)
Net asset value, end of year                  $10.66       $10.33        $9.85        $9.64        $9.18

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.72%       10.85%        8.17%       11.53%       (5.02)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $35,632      $24,948      $21,104       $8,721       $7,149
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .95%         .95%        1.00%        1.00%         .45%
  Expenses, before
    waivers/reimbursements                      1.29%        1.40%        1.45%        1.47%        1.46%
  Net investment income, net of
    waivers/reimbursements                      5.10%        5.44%        5.40%        5.78%        5.73%
Portfolio turnover rate                           70%          85%         185%         114%         156%


                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.33        $9.86        $9.65        $9.18       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46(c)       .47(c)       .46(c)       .47          .49
Net realized and unrealized gain (loss)
  on investment transactions                     .34          .49          .24          .49        (1.06)
Net increase (decrease) in net asset
  value from operations                          .80          .96          .70          .96         (.57)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.47)        (.46)        (.47)        (.49)
Distributions in excess of net
  investment income                             (.01)        (.02)        (.03)        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.47)        (.49)        (.49)        (.49)        (.50)
Net asset value, end of year                  $10.66       $10.33        $9.86        $9.65        $9.18

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.98%        9.95%        7.38%       10.78%       (5.72)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $39,465      $30,078      $30,440      $28,559      $25,637
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.66%        1.66%        1.71%        1.71%        1.16%
  Expenses, before
    waivers/reimbursements                      2.00%        2.09%        2.15%        2.17%        2.16%
  Net investment income, net of
    waivers/reimbursements                      4.39%        4.72%        4.69%        5.09%        5.01%
Portfolio turnover rate                           70%          85%         185%         114%         156%


See footnote summary on page 59.


56


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                PENNSYLVANIA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.33        $9.86        $9.65        $9.18       $10.24

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46(c)       .47(c)       .46(c)       .47          .49
Net realized and unrealized gain (loss)
  on investment transactions                     .34          .49          .24          .49        (1.05)
Net increase (decrease) in net asset
  value from operations                          .80          .96          .70          .96         (.56)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.47)        (.46)        (.47)        (.49)
Distributions in excess of net
  investment income                             (.01)        (.02)        (.03)        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.47)        (.49)        (.49)        (.49)        (.50)
Net asset value, end of year                  $10.66       $10.33        $9.86        $9.65        $9.18

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.98%        9.95%        7.37%       10.78%       (5.63)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $17,531      $15,486      $13,996      $15,052      $18,198
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.65%        1.65%        1.70%        1.70%        1.15%
  Expenses, before
    waivers/reimbursements                      1.99%        2.10%        2.14%        2.17%        2.15%
  Net investment income, net of
    waivers/reimbursements                      4.41%        4.73%        4.69%        5.09%        4.99%
Portfolio turnover rate                           70%          85%         185%         114%         156%


See footnote summary on page 59.


57


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   VIRGINIA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                                                 APRIL 29,
                                                                                                  1994(A)
                                                         YEAR ENDED SEPTEMBER 30,                    TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.90       $10.58       $10.29        $9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .52(c)       .57(c)       .57(c)       .56          .24
Net realized and unrealized gain (loss)
  on investment transactions                     .49          .57          .37          .61         (.31)
Net increase (decrease) in net asset
  value from operations                         1.01         1.14          .94         1.17         (.07)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.52)        (.57)        (.57)        (.56)        (.24)
Distributions in excess of net
  investment income                             (.05)          -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.32)        (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.89)        (.82)        (.65)        (.57)        (.24)
Net asset value, end of period                $11.02       $10.90       $10.58       $10.29        $9.69

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.65%       11.32%        9.39%       12.46%        (.71)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $10,315       $3,530       $2,455       $1,855       $1,249
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .67%         .67%         .67%         .67%         .57%(e)
  Expenses, before
    waivers/reimbursements                      2.09%        3.57%        5.18%        8.96%       12.29%(e)
  Net investment income, net of
    waivers/reimbursements                      4.84%        5.39%        5.39%        5.59%        5.62%(e)
Portfolio turnover rate                           62%         258%         298%         128%          65%


                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                                                 APRIL 29,
                                                                                                  1994(A)
                                                         YEAR ENDED SEPTEMBER 30,                   TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.90       $10.57       $10.29        $9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .44(c)       .50(c)       .50(c)       .49          .22
Net realized and unrealized gain (loss)
  on investment transactions                     .49          .58          .36          .61         (.32)
Net increase (decrease) in net asset
  value from operations                          .93         1.08          .86         1.10         (.10)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.44)        (.50)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                             (.06)          -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.32)        (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.82)        (.75)        (.58)        (.50)        (.21)
Net asset value, end of period                $11.01       $10.90       $10.57       $10.29        $9.69

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.85%       10.70%        8.57%       11.67%       (1.01)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $15,973       $5,020       $3,345       $1,193         $224
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.37%        1.37%        1.37%        1.37%        1.27%(e)
  Expenses, before
    waivers/reimbursements                      2.84%        4.29%        5.88%        9.66%       12.99%(e)
  Net investment income, net of
    waivers/reimbursements                      4.14%        4.68%        4.70%        4.80%        4.97%(e)
Portfolio turnover rate                           62%         258%         298%         128%          65%


See footnote summary on page 59.


58


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  VIRGINIA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                       CLASS C
                                            -----------------------------------------------------------------
                                                                                                 APRIL 29,
                                                                                                  1994(A)
                                                           YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.90       $10.57       $10.29        $9.70       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .44(c)       .50(c)       .50(c)       .49          .21
Net realized and unrealized gain (loss)
  on investment transactions                     .49          .58          .36          .60         (.30)
Net increase (decrease) in net asset
  value from operations                          .93         1.08          .86         1.09         (.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.44)        (.50)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                             (.06)          -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.32)        (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.82)        (.75)        (.58)        (.50)        (.21)
Net asset value, end of period                $11.01       $10.90       $10.57       $10.29        $9.70

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.85%       10.70%        8.58%       11.56%        (.91)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,597       $1,207         $642         $122          $43
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.37%        1.37%        1.37%        1.37%        1.27%(e)
  Expenses, before
    waivers/reimbursements                      2.85%        4.25%        5.88%        9.66%       12.99%(e)
  Net investment income, net of
    waivers/reimbursements                      4.11%        4.66%        4.73%        4.81%        4.67%(e)
Portfolio turnover rate                           62%         258%         298%         128%          65%


(a)  Commencement of operations.

(b)  Net of fee waived and expenses reimbursed by the Adviser.

(c)  Based on average shares.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(e)  Annualized.


59


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES ALLIANCE MUNICIPAL INCOME FUND II

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios), as of September 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


New York, New York
October 29, 1998


FEDERAL TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" and long-term capital gain distributions paid during the fiscal year ended September 30, 1998.

As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1998 calendar year on Form 1099-DIV which will be mailed by January 31, 1999.


                        EXEMPT-INTEREST         LONG-TERM CAPITAL
PORTFOLIO                  DIVIDENDS            GAIN DISTRIBUTIONS
---------               ---------------         ------------------
Arizona                    1,421,624                  82,516
Florida                    4,110,471                      -0-
Massachusetts              1,808,434                 156,756
Michigan                     899,807                  86,989
Minnesota                  1,048,159                      -0-
New Jersey                 3,679,194                      -0-
Ohio                       2,632,907                      -0-
Pennsylvania               3,695,405                      -0-
Virginia                     773,328                  28,714


60


ALLIANCE MUNICIPAL INCOME FUND II
BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
DAVID DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


61


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Strategic Balanced Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


62


ALLIANCE MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIIIAR